UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6336
                                   --------

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 10/31/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------
                              A series of Franklin Templeton International Trust
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[GRAPHIC OMITTED]

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            ANNUAL REPORT AND SHAREHOLDER LETTER  |  INTERNATIONAL
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                                                       THIS DOCUMENT
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--------------------------------------------------------------------------------





                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.










--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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[PHOTO OMITTED]



Not part of the annual report

Contents

SHAREHOLDER LETTER .......................   1


ANNUAL REPORT

Templeton Foreign Smaller
Companies Fund ...........................   3

Performance Summary ......................   6

Financial Highlights and
Statement of Investments .................  11

Financial Statements .....................  19

Notes to Financial Statements ............  23

Independent Auditors' Report .............  28

Tax Designation ..........................  29

Board Members and Officers ...............  30

Proxy Voting Policies and Procedures .....  35

--------------------------------------------------------------------------------

Annual Report

Templeton Foreign Smaller
Companies Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies -- those with market capitalizations of less than $2 billion at the time of purchase -- located outside the United States.



We are pleased to bring you Templeton Foreign Smaller Companies Fund's annual report covering the fiscal year ended October 31, 2003.


PERFORMANCE OVERVIEW

Templeton Foreign Smaller Companies Fund - Class A posted a +39.99% cumulative total return for the year ended October 31, 2003, as shown in the Performance Summary beginning on page 6. The Fund underperformed its most relevant benchmark, the Citigroup (formerly, Salomon Brothers) Global ex-U.S. less than $2 Billion Index, which had a 53.65% cumulative total return over the same period. The Fund outperformed the broader Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index's 27.57% return. 1



ECONOMIC AND MARKET OVERVIEW

A global equity market rally started in late March and continued through the end of the reporting period. If sustained, 2003 will be the first calendar year of positive




GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS AS OF 10/31/03

[GRAPHIC OMITTED]

EUROPE                            32.9%

ASIA                              31.4%

NORTH AMERICA                     11.2%

AUSTRALIA & NEW ZEALAND            8.9%

LATIN AMERICA                      3.6%

MIDDLE EAST & AFRICA               0.9%

SHORT-TERM INVESTMENTS
& OTHER NET ASSETS                11.1%




1. Source: Standard & Poor's Micropal. The Citigroup Global ex-U.S. less than $2 Billion Index measures the small stock component of the Citigroup Global Equity Index, which includes developed and emerging markets countries globally excluding the U.S. Within each country, those stocks falling under a $2 billion market capitalization of the available market capital in each country form the universe. The securities in the index are capitalization weighted. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                               Annual Report | 3

[SIDEBAR]
TOP 10 SECTORS/INDUSTRIES
10/31/03
-------------------------------------------
                                & OF TOTAL
                                NET ASSETS
-------------------------------------------
  Commercial Services & Supplies      8.1%
-------------------------------------------
  Banks                               6.5%
-------------------------------------------
  Electronic Equipment & Instruments  6.0%
-------------------------------------------
  Textiles & Apparel                  5.2%
-------------------------------------------
  Electrical Equipment                4.3%
-------------------------------------------
  Diversified Financials              3.2%
-------------------------------------------
  Media                               3.2%
-------------------------------------------
  Computers & Peripherals             3.0%
-------------------------------------------
  Health Care Providers & Services    2.9%
-------------------------------------------
  Paper & Forest Products             2.9%
-------------------------------------------



equity returns since 1999, according to the MSCI EAFE Index. The rebound began with investors anticipating a global economic recovery in the second half of 2003. It continued as data suggested stabilization and possible improvement in the world's economy, led by the strengthening U.S. economy. Other supporting factors included the end of major combat operations in Iraq, the apparent control of severe acute respiratory syndrome in Asia, improved corporate profits, and fewer reported corporate governance and accounting scandals. In addition, short-term interest rates were reduced further in the U.S., the euro zone and other areas, resulting in multi-decade low levels. This helped provide abundant liquidity in global equity markets.

During the fiscal year ended October 31, 2003, gross domestic product growth accelerated in many countries, including the U.S. and Japan. Numerous economic indicators showed improvement, including U.S. consumer spending aided by new tax cuts, mortgage refinancing and car-buying incentives spurred by historically low financing costs. Consumer sentiment also rose in the U.S., U.K., Germany and Sweden, as did business sentiment in the U.S., Germany and Japan. Additionally, commodity prices for gold, silver, platinum and other metals rose anywhere from 10% to more than 30% in response to greater demand. At period-end, calendar year 2003 export projections for certain emerging market economies indicated increases of approximately 33% in China, 27% in Brazil, 19% in Argentina, 14% in India, and 7% in South Korea, compared with 2002. However, the global job market remained problematic during the year, but improving U.S. job growth in August, September and October was an encouraging sign.

In the world's stock markets, improved sentiment led many investors to gradually rotate back into economically sensitive and financially leveraged companies, specifically cyclicals, technology, small capitalization stocks and emerging markets equities that had generally performed poorly in recent years.


INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth potential. We look to invest in those companies selling at the lowest level relative to our



4 |  Annual Report
expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.


MANAGER'S DISCUSSION

During the 12 months under review, the Fund's performance benefited from several holdings. In particular, retailer North West Company Fund and computer equipment maker ATI Technologies, both located in Canada, appreciated during the period. Hong Kong's Dah Sing Financial; Moulin International Holdings, a health care equipment company; and household durables company Techtronic Industries also increased in value. Housing Development Finance and Tata Engineering & Locomotive, both in India, also benefited the Fund's performance during the period.

Unfortunately, the Fund was not immune to the markets' volatile nature. During the reporting period, there tended to be a sharp, negative share price reaction for companies that reported disappointing news. For example, Tokyo Individualized Education Institute in Japan and Switzerland's Swisslog Holding fell in value during the period, negatively impacting Fund performance.

Thank you for your participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]
/S/Simon Rudolph

Simon Rudolph, ACA
Portfolio Manager
Templeton Foreign Smaller Companies Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPEND-ING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


TOP 10 EQUITY HOLDINGS
10/31/03
-------------------------------------------------
COMPANY                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY              NET ASSETS
-------------------------------------------------
  ATI Technologies Inc.                     2.5%
   COMPUTERS & PERIPHERALS, CANADA
-------------------------------------------------
  Transcontinental Inc., A & B              2.3%
   COMMERCIAL SERVICES & SUPPLIES,
   CANADA
-------------------------------------------------
  North West Company Fund                   2.1%
   DIVERSIFIED FINANCIALS, CANADA
-------------------------------------------------
  Halla Climate Control Co. Ltd.            1.8
   ELECTRICAL EQUIPMENT, SOUTH KOREA
-------------------------------------------------
  Tata Engineering & Locomotive Co. Ltd.    1.8%
   AUTOMOBILES, INDIA
-------------------------------------------------
  Techtronic Industries Co. Ltd.            1.6%
   HOUSEHOLD DURABLES, HONG KONG
-------------------------------------------------
  Giordano International Ltd.               1.6%
   SPECIALTY RETAIL, HONG KONG
-------------------------------------------------
  Vedior NV                                 1.6%
   COMMERCIAL SERVICES & SUPPLIES,
   NETHERLANDS
-------------------------------------------------
  Sons of Gwalia Ltd.                       1.5%
   METALS & MINING, AUSTRALIA
-------------------------------------------------
  Promina Group Ltd.                        1.5%
   INSURANCE, AUSTRALIA
-------------------------------------------------


                                                               Annual Report | 5

Performance Summary as of 10/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE          10/31/03         10/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.74            $17.01           $12.27
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1272
-----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE          10/31/03         10/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.64            $16.75           $12.11
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0490
-----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE          10/31/03         10/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.62            $16.79           $12.17
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0580
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE          10/31/03         10/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.76            $17.05           $12.29
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1528
-----------------------------------------------------------------------------------------------------




6 | Past performance does not guarantee future results. | Annual Report

PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   SINCE CHANGES IN
                                                                                 INVESTMENT POLICIES
  CLASS A                                1 YEAR          5-YEAR         10-YEAR       (10/1/96) 5
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +39.99%         +53.03%        +111.11%           +56.39%
---------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +31.93%          +7.60%          +7.12%            +5.63%
---------------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $13,193         $14,426         $19,896           $14,735
---------------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4    +28.22%          +7.14%          +7.31%            +4.74%
---------------------------------------------------------------------------------------------------------------------------
  CLASS B                                                1 YEAR          3-YEAR    INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +38.85%         +22.91%           +43.65%
---------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +34.85%          +6.24%            +7.47%
--------------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $13,485         $11,991           $14,165
---------------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                    +30.88%          +1.92%            +6.16%
---------------------------------------------------------------------------------------------------------------------------
  CLASS C                                               1 YEAR          5-YEAR    INCEPTION (7/1/98)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +38.60%         +46.95%           +27.23%
---------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +36.25%          +7.79%            +4.42%
---------------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $13,625         $14,553           $12,599
---------------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                    +32.28%          +7.31%            +3.24%
---------------------------------------------------------------------------------------------------------------------------
                                                                                   SINCE CHANGES IN
                                                                                 INVESTMENT POLICIES
  ADVISOR CLASS                          1 YEAR          5-YEAR         10-YEAR       (10/1/96) 5
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +40.37%         +54.94%        +116.05%           +60.05%
---------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +40.37%          +9.15%          +8.01%            +6.87%
---------------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $14,037         $15,494         $21,605           $16,005
---------------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4    +36.31%          +8.65%          +8.19%            +5.98%
---------------------------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



         Annual Report | Past performance does not guarantee future results. | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                     10/31/03
--------------------------------------
  1-Year                      +31.93%
--------------------------------------
  5-Year                       +7.60%
--------------------------------------
  10-Year                      +7.12%
--------------------------------------



CLASS A (11/1/93-10/31/03)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:

     Templeton Foreign            Citigroup Global
     Smaller Companies          ex-U.S. less than $2         MSCI EAFE
           Fund                   Billion Index 7             Index 7
11/1/93   $ 9,424                     $10,000                 $10,000
            9,156                       9,128                   9,231
           10,085                       9,789                   9,906
           10,841                      10,619                  10,799
           10,664                      10,592                  10,846
           10,286                      10,138                  10,608
           10,363                      10,570                  10,987
           10,401                      10,512                  10,798
           10,109                      10,663                  10,933
           10,531                      10,767                  11,115
           10,851                      11,025                  11,319
           10,601                      10,680                  11,042
           10,796                      11,038                  11,195
           10,258                      10,510                  10,494
           10,074                      10,578                  10,606
            9,827                      10,174                  10,248
            9,984                      10,148                  10,164
            9,951                      10,784                  10,546
           10,411                      11,192                  10,867
           10,616                      11,062                  10,733
           10,885                      10,870                  10,599
           11,400                      11,550                  11,214
           11,068                      11,112                  10,944
           11,342                      11,332                  10,982
10/31/95   10,985                      11,031                  10,630
           11,035                      11,340                  10,773
           11,153                      11,800                  11,179
           11,553                      11,851                  11,537
           11,871                      11,895                  11,653
           12,053                      12,150                  11,899
           12,416                      12,506                  12,521
           12,598                      12,279                  12,394
           12,640                      12,351                  12,376
           12,236                      11,993                  11,864
           12,539                      12,023                  12,021
           12,695                      12,345                  12,132
           13,016                      12,222                  12,119
           13,374                      12,711                  12,371
           13,849                      12,551                  12,153
           13,967                      12,114                  12,123
           14,173                      12,316                  12,396
           14,252                      12,363                  12,153
           14,105                      12,432                  11,967
           14,557                      13,244                  12,625
           15,098                      13,977                  12,920
           15,246                      14,206                  12,764
           15,335                      13,148                  12,063
           16,056                      13,888                  12,153
10/31/97   14,871                      12,823                  11,398
           14,446                      12,695                  10,670
           14,252                      12,809                  10,368
           13,885                      13,398                  10,568
           15,018                      14,261                  11,416
           15,690                      14,703                  11,871
           15,889                      14,823                  11,915
           15,637                      14,754                  11,693
           14,950                      14,869                  11,152
           14,750                      15,023                  10,924
           12,791                      13,165                   9,306
           12,464                      12,765                   9,270
           13,001                      14,099                  10,013
           13,433                      14,825                  10,379
           13,322                      15,414                  10,506
           13,012                      15,372                  10,360
           12,926                      15,009                  10,201
           13,644                      15,639                  10,943
           14,972                      16,276                  11,908
           14,757                      15,442                  11,664
           15,536                      16,047                  12,401
           15,902                      16,528                  12,692
           16,063                      16,592                  12,913
           15,601                      16,763                  12,776
10/31/99   15,525                      17,394                  12,694
           15,719                      18,002                  12,998
           16,689                      19,621                  13,696
           16,472                      18,378                  13,716
           16,493                      18,876                  14,063
           17,397                      19,612                  14,130
           16,853                      18,583                  13,107
           16,831                      18,133                  12,877
           17,708                      18,846                  13,668
           17,577                      18,060                  13,129
           17,719                      18,220                  13,522
           16,722                      17,337                  12,825
           15,792                      16,931                  11,879
           15,529                      16,299                  11,460
           16,147                      16,883                  11,740
           16,938                      16,875                  12,127
           16,350                      15,611                  11,808
           14,983                      14,577                  10,989
           15,785                      15,600                  11,606
           16,531                      15,061                  11,712
           16,017                      14,451                  11,382
           15,699                      14,189                  10,920
           15,255                      13,833                  10,936
           13,242                      12,435                   9,570
10/31/01   13,537                      12,753                   9,919
           14,402                      13,224                  10,398
           15,059                      13,303                  10,597
           15,233                      12,597                  10,547
           15,545                      12,686                  10,695
           16,608                      13,378                  11,320
           17,140                      13,475                  11,591
           17,625                      13,658                  11,901
           16,714                      13,119                  11,386
           15,382                      11,825                  10,622
           14,988                      11,801                  10,546
           13,725                      10,537                   9,632
           14,212                      11,104                   9,711
           14,652                      11,609                  10,066
           14,522                      11,220                  10,021
           14,078                      10,752                  10,029
           13,612                      10,506                   9,921
           13,390                      10,308                   9,799
           14,685                      11,330                  10,513
           15,875                      12,027                  11,416
           16,445                      12,325                  11,999
           17,264                      12,625                  12,455
           18,188                      12,932                  13,233
           18,668                      13,333                  13,902
10/31/03   19,896                      14,165                  14,922



AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS B                     10/31/03
---------------------------------------
  1-Year                      +34.85%
---------------------------------------
  3-Year                       +6.24%
---------------------------------------
  Since Inception (1/1/99)     +7.47%
---------------------------------------



CLASS B (1/1/99-10/31/03)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:

      Templeton Foreign           Citigroup Global
      Smaller Companies         ex-U.S. less than $2         MSCI EAFE
           Fund                    Billion Index 7            Index 7
1/1/99    $10,000                     $10,000                 $10,000
            9,767                       9,973                   9,861
            9,703                       9,737                   9,710
           10,233                      10,146                  10,416
           11,198                      10,560                  11,335
           11,037                      10,018                  11,102
           11,613                      10,411                  11,804
           11,880                      10,723                  12,081
           12,001                      10,764                  12,292
           11,646                      10,875                  12,161
           11,581                      11,285                  12,084
           11,718                      11,679                  12,372
           12,426                      12,730                  13,037
           12,263                      11,923                  13,056
           12,271                      12,246                  13,387
3/31/00    12,932                      12,724                  13,450
           12,516                      12,056                  12,476
           12,492                      11,764                  12,257
           13,136                      12,227                  13,010
           13,029                      11,717                  12,497
           13,127                      11,821                  12,871
           12,383                      11,248                  12,208
           11,687                      10,984                  11,307
           11,482                      10,575                  10,908
           11,934                      10,953                  11,175
           12,514                      10,948                  11,543
           12,069                      10,128                  11,240
           11,060                       9,457                  10,461
           11,640                      10,121                  11,047
5/31/01    12,178                       9,771                  11,148
           11,789                       9,375                  10,835
           11,552                       9,206                  10,395
           11,206                       8,974                  10,409
            9,720                       8,067                   9,109
            9,939                       8,274                   9,442
           10,556                       8,579                   9,898
           11,025                       8,630                  10,087
           11,153                       8,172                  10,039
           11,375                       8,230                  10,180
           12,143                       8,679                  10,775
           12,519                       8,742                  11,033
           12,877                       8,861                  11,329
           12,199                       8,512                  10,838
7/31/02    11,225                       7,672                  10,111
           10,926                       7,656                  10,038
            9,995                       6,836                   9,169
           10,345                       7,204                   9,244
           10,662                       7,532                   9,581
           10,552                       7,279                   9,538
           10,227                       6,976                   9,546
            9,884                       6,816                   9,444
            9,712                       6,687                   9,328
           10,638                       7,351                  10,007
           11,495                       7,803                  10,866
           11,904                       7,996                  11,422
           12,487                       8,191                  11,856
           13,147                       8,390                  12,597
           13,482                       8,650                  13,233
10/31/03   14,165                       9,190                  14,204




8 | Past performance does not guarantee future results. | Annual Report

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS C                    10/31/03
-------------------------------------
  1-Year                      +36.25%
-------------------------------------
  5-Year                       +7.79%
-------------------------------------
  Since Inception (7/1/98)     +4.42%
-------------------------------------




CLASS C (7/1/98-10/31/03)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:

       Templeton Foreign           Citigroup Global
       Smaller Companies         ex-U.S. less than $2         MSCI EAFE
            Fund                    Billion Index 7            Index 7
7/1/98     $9,903                     $10,000                 $10,000
            9,743                      10,104                   9,796
            8,441                       8,854                   8,345
            8,225                       8,585                   8,313
            8,573                       9,482                   8,979
            8,852                       9,970                   9,307
            8,782                      10,366                   9,421
            8,570                      10,338                   9,290
            8,507                      10,094                   9,148
            8,965                      10,518                   9,813
            9,833                      10,946                  10,678
            9,685                      10,385                  10,459
           10,192                      10,792                  11,120
           10,425                      11,116                  11,381
           10,531                      11,159                  11,580
           10,220                      11,273                  11,457
10/31/99   10,156                      11,698                  11,383
           10,284                      12,107                  11,656
           10,911                      13,196                  12,281
           10,761                      12,360                  12,300
           10,768                      12,695                  12,611
           11,352                      13,189                  12,670
           10,982                      12,498                  11,753
           10,961                      12,195                  11,547
           11,525                      12,675                  12,256
           11,432                      12,146                  11,773
           11,518                      12,254                  12,125
           10,867                      11,659                  11,501
           10,252                      11,386                  10,652
           10,066                      10,962                  10,276
           10,455                      11,354                  10,528
           10,961                      11,349                  10,874
2/28/01    10,579                      10,499                  10,588
            9,691                       9,804                   9,855
           10,198                      10,491                  10,407
           10,675                      10,129                  10,502
           10,333                       9,719                  10,207
           10,126                       9,543                   9,793
            9,831                       9,303                   9,806
            8,533                       8,363                   8,581
            8,717                       8,577                   8,895
            9,263                       8,893                   9,324
            9,677                       8,946                   9,502
            9,789                       8,472                   9,458
            9,983                       8,532                   9,590
           10,662                       8,997                  10,151
           10,998                       9,062                  10,394
           11,304                       9,185                  10,672
6/30/02    10,711                       8,823                  10,210
            9,852                       7,953                   9,525
            9,591                       7,937                   9,457
            8,784                       7,086                   8,638
            9,090                       7,468                   8,708
            9,367                       7,808                   9,026
            9,269                       7,546                   8,986
            8,984                       7,231                   8,993
            8,684                       7,066                   8,897
            8,534                       6,932                   8,787
            9,329                       7,620                   9,427
           10,086                       8,089                  10,237
           10,445                       8,289                  10,760
           10,955                       8,491                  11,169
           11,533                       8,697                  11,867
           11,826                       8,967                  12,466
10/31/03   12,599                       9,526                  13,381




AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  ADVISOR CLASS 6            10/31/03
--------------------------------------
  1-Year                      +40.37%
--------------------------------------
  5-Year                       +9.15%
--------------------------------------
  10-Year                      +8.01%
--------------------------------------



ADVISOR CLASS (11/1/93-10/31/03) 6

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:

     Templeton Foreign           Citigroup Global
     Smaller Companies          ex-U.S. less than $2         MSCI EAFE
          Fund                    Billion Index 7            Index 7
11/1/93   $10,000                     $10,000                 $10,000
            9,715                       9,128                   9,231
           10,701                       9,789                   9,906
           11,503                      10,619                  10,799
           11,315                      10,592                  10,846
           10,914                      10,138                  10,608
           10,996                      10,570                  10,987
           11,037                      10,512                  10,798
           10,727                      10,663                  10,933
           11,174                      10,767                  11,115
           11,514                      11,025                  11,319
           11,249                      10,680                  11,042
           11,456                      11,038                  11,195
           10,884                      10,510                  10,494
           10,689                      10,578                  10,606
           10,428                      10,174                  10,248
           10,593                      10,148                  10,164
           10,558                      10,784                  10,546
           11,047                      11,192                  10,867
           11,265                      11,062                  10,733
           11,550                      10,870                  10,599
           12,096                      11,550                  11,214
           11,744                      11,112                  10,944
           12,035                      11,332                  10,982
10/31/95   11,656                      11,031                  10,630
           11,709                      11,340                  10,773
           11,834                      11,800                  11,179
           12,258                      11,851                  11,537
           12,596                      11,895                  11,653
           12,789                      12,150                  11,899
           13,175                      12,506                  12,521
           13,367                      12,279                  12,394
           13,412                      12,351                  12,376
           12,983                      11,993                  11,864
           13,304                      12,023                  12,021
           13,470                      12,345                  12,132
           13,811                      12,222                  12,119
           14,191                      12,711                  12,371
           14,695                      12,551                  12,153
           14,926                      12,114                  12,123
           15,146                      12,316                  12,396
           15,241                      12,363                  12,153
           15,073                      12,432                  11,967
           15,566                      13,244                  12,625
           16,155                      13,977                  12,920
           16,325                      14,206                  12,764
           16,419                      13,148                  12,063
           17,211                      13,888                  12,153
10/31/97   15,934                      12,823                  11,398
           15,480                      12,695                  10,670
           15,264                      12,809                  10,368
           14,870                      13,398                  10,568
           16,084                      14,261                  11,416
           16,815                      14,703                  11,871
           17,029                      14,823                  11,915
           16,770                      14,754                  11,693
           16,022                      14,869                  11,152
           15,819                      15,023                  10,924
           13,719                      13,165                   9,306
           13,380                      12,765                   9,270
           13,945                      14,099                  10,013
           14,419                      14,825                  10,379
           14,299                      15,414                  10,506
           13,977                      15,372                  10,360
           13,885                      15,009                  10,201
           14,655                      15,639                  10,943
           16,081                      16,276                  11,908
           15,850                      15,442                  11,664
           16,693                      16,047                  12,401
           17,098                      16,528                  12,692
           17,271                      16,592                  12,913
           16,774                      16,763                  12,776
10/31/99   16,693                      17,394                  12,694
           16,913                      18,002                  12,998
           17,948                      19,621                  13,696
           17,726                      18,378                  13,716
           17,749                      18,876                  14,063
           18,733                      19,612                  14,130
           18,147                      18,583                  13,107
           18,123                      18,133                  12,877
           19,067                      18,846                  13,668
           18,926                      18,060                  13,129
           19,090                      18,220                  13,522
           18,019                      17,337                  12,825
           17,029                      16,931                  11,879
           16,734                      16,299                  11,460
           17,402                      16,883                  11,740
           18,254                      16,875                  12,127
           17,622                      15,611                  11,808
           16,160                      14,577                  10,989
           17,025                      15,600                  11,606
           17,828                      15,061                  11,712
           17,275                      14,451                  11,382
           16,944                      14,189                  10,920
           16,466                      13,833                  10,936
           14,294                      12,435                   9,570
10/31/01   14,625                      12,753                   9,919
           15,545                      13,224                  10,398
           16,255                      13,303                  10,597
           16,455                      12,597                  10,547
           16,805                      12,686                  10,695
           17,953                      13,378                  11,320
           18,527                      13,475                  11,591
           19,064                      13,658                  11,901
           18,083                      13,119                  11,386
           16,644                      11,825                  10,622
           16,218                      11,801                  10,546
           14,865                      10,537                   9,632
           15,391                      11,104                   9,711
           15,867                      11,609                  10,066
           15,716                      11,220                  10,021
           15,249                      10,752                  10,029
           14,757                      10,506                   9,921
           14,516                      10,308                   9,799
           15,919                      11,330                  10,513
           17,220                      12,027                  11,416
           17,841                      12,325                  11,999
           18,729                      12,625                  12,455
           19,730                      12,932                  13,233
           20,262                      13,333                  13,902
10/31/03   21,605                      14,165                  14,922




         Annual Report | Past performance does not guarantee future results. | 9

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, REGULATORY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALL-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/1/97, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 10/1/96, the Fund's name was changed from Franklin International Equity Fund to Templeton Foreign Smaller Companies Fund, and the Fund, which until that date invested predominantly in large capitalization foreign equity securities, shifted its emphasis to smaller capitalization foreign equity securities.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +47.02% and +5.80%.

7. Source: Standard & Poor's Micropal. The Citigroup Global ex-U.S. less than $2 Billion Index measures the small stock component of the Citigroup Global Equity Index, which includes developed and emerging markets countries globally excluding the U.S. Within each country, those stocks falling under a $2 billion market capitalization of the available market capital in each country form the universe. The securities in the index are capitalization weighted. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East.




10 | Past performance does not guarantee future results. | Annual Report

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS


TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                                     ---------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                         2003         2002       2001        2000       1999
                                                                     ---------------------------------------------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................     $12.27       $11.91     $14.42      $14.43      $12.33
                                                                     ---------------------------------------------------------
Income from investment operations:

 Net investment income a .........................................        .13          .15        .21         .31         .24

 Net realized and unrealized gains (losses) ......................       4.74          .45      (2.18)       (.05)       2.13
                                                                     ---------------------------------------------------------
Total from investment operations .................................       4.87          .60      (1.97)        .26        2.37
                                                                     ---------------------------------------------------------
Less distributions from:

 Net investment income ...........................................       (.13)        (.24)      (.45)       (.27)       (.27)

 Net realized gains ..............................................         --           --       (.09)         --          --
                                                                     ---------------------------------------------------------
Total distributions ..............................................       (.13)        (.24)      (.54)       (.27)       (.27)
                                                                     ---------------------------------------------------------
Redemption fees ..................................................         -- c         --         --          --          --
                                                                     ---------------------------------------------------------
Net asset value, end of year .....................................     $17.01       $12.27     $11.91      $14.42      $14.43
                                                                     ---------------------------------------------------------


Total return b ...................................................     39.99%        4.98%   (14.28)%       1.71%      19.51%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................   $350,507      $71,070    $60,579     $99,179    $102,684

Ratios to average net assets:

 Expenses ........................................................      1.52%        1.63%      1.67%       1.58%       1.65%

 Net investment income ...........................................       .91%        1.15%      1.50%       1.99%       1.78%

Portfolio turnover rate ..........................................      6.37%       27.23%     28.93%      37.22%      18.76%



a Based on average shares outstanding.
b Total return does not reflect sales commissions and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.


                                                              Annual Report | 11

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                                     ----------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                         2003         2002       2001        2000        1999 D
                                                                     ----------------------------------------------------------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $12.11       $11.77     $14.28      $14.35      $12.44
                                                                     ----------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................       .07          .03        .10         .22         .08

 Net realized and unrealized gains (losses) .......................      4.62          .46      (2.17)       (.08)       1.89
                                                                     ----------------------------------------------------------
Total from investment operations ..................................      4.69          .49      (2.07)        .14        1.97
                                                                     ----------------------------------------------------------

Less distributions from:

 Net investment income ............................................      (.05)        (.15)      (.35)       (.21)       (.06)

 Net realized gains ...............................................        --           --       (.09)         --          --
                                                                     ----------------------------------------------------------
Total distributions ...............................................      (.05)        (.15)      (.44)       (.21)       (.06)
                                                                     ----------------------------------------------------------
Redemption fees ...................................................        -- c         --         --          --          --
                                                                     ----------------------------------------------------------
Net asset value, end of year ......................................    $16.75       $12.11     $11.77      $14.28      $14.35
                                                                     ----------------------------------------------------------


Total return b ....................................................    38.85%        4.09%   (14.95)%        .91%      15.81%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................    $3,352       $1,691       $550        $482        $201

Ratios to average net assets:

 Expenses .........................................................     2.27%        2.38%      2.46%       2.37%       1.99% e

 Net investment income ............................................      .16%         .40%       .74%       1.42%        .59% e

Portfolio turnover rate ...........................................     6.37%       27.23%     28.93%      37.22%      18.76%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d For the period January 1, 1999 (effective date) to October 31, 1999.
e Annualized.


12 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                                     ---------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                         2003         2002       2001        2000       1999
                                                                     ---------------------------------------------------------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................     $12.17       $11.82     $14.33      $14.36      $12.32
                                                                     ---------------------------------------------------------
Income from investment operations:

 Net investment income a .........................................        .06          .05        .09         .18         .13

 Net realized and unrealized gains (losses) ......................       4.62          .47      (2.17)       (.04)       2.11
                                                                     ---------------------------------------------------------
Total from investment operations .................................       4.68          .52      (2.08)        .14        2.24
                                                                     ---------------------------------------------------------
Less distributions from:

 Net investment income ...........................................       (.06)        (.17)      (.34)       (.17)       (.20)

 Net realized gains ..............................................         --           --       (.09)         --          --
                                                                     ---------------------------------------------------------
Total distributions ..............................................       (.06)        (.17)      (.43)       (.17)       (.20)
                                                                     ---------------------------------------------------------
Redemption fees ..................................................         -- c         --         --          --          --
                                                                     ---------------------------------------------------------
Net asset value, end of year .....................................     $16.79       $12.17     $11.82      $14.33      $14.36
                                                                     ---------------------------------------------------------


Total return b ...................................................     38.60%        4.28%   (14.97)%        .94%      18.46%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................    $10,673       $3,904     $1,135        $894        $631

Ratios to average net assets:

 Expenses ........................................................      2.28%        2.31%      2.46%       2.36%       2.40%

 Net investment income ...........................................       .15%         .47%       .69%       1.18%        .94%

Portfolio turnover rate ..........................................      6.37%       27.23%     28.93%      37.22%      18.76%




a Based on average shares outstanding.
b Total return does not reflect sales commission or the contingent deferred sales charge and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.


                                                              Annual Report | 13

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                                     ---------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                         2003         2002       2001        2000        1999
                                                                     ---------------------------------------------------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $12.29       $11.92     $14.45      $14.45      $12.34
                                                                     ---------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................................       .20          .20        .23         .35         .26

 Net realized and unrealized gains (losses) .......................      4.70          .44      (2.19)       (.05)       2.14
                                                                     ---------------------------------------------------------
Total from investment operations ..................................      4.90          .64      (1.96)        .30        2.40
                                                                     ---------------------------------------------------------
Less distributions from:

 Net investment income ............................................      (.15)        (.27)      (.48)       (.30)       (.29)

 Net realized gains ...............................................        --           --       (.09)         --         --
                                                                     ---------------------------------------------------------
Total distributions ...............................................      (.15)        (.27)      (.57)       (.30)       (.29)
                                                                     ---------------------------------------------------------
Redemption fees ...................................................        -- c         --         --          --          --
                                                                     ---------------------------------------------------------
Net asset value, end of year ......................................    $17.04       $12.29     $11.92      $14.45      $14.45
                                                                     ---------------------------------------------------------


Total return b ....................................................    40.37%        5.24%   (14.11)%       2.01%      19.81%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $25,482      $16,937     $5,059     $10,708      $9,841

Ratios to average net assets:

 Expenses .........................................................     1.27%        1.35%      1.46%       1.38%       1.43%

 Net investment income ............................................     1.16%        1.43%      1.67%       2.31%       1.94%

Portfolio turnover rate ...........................................     6.37%       27.23%     28.93%      37.22%      18.76%



a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c Amount is less than $0.01 per share.


14 | See notes to financial statements. | Annual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003



---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                     SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------

   COMMON STOCKS 86.3%
   AUSTRALIA 7.9%
   APN News & Media Ltd. ...........................                   Media                    1,622,755     $  4,536,630
   Iluka Resources Ltd. ............................              Metals & Mining               1,654,410        5,482,066
   John Fairfax Holdings Ltd. ......................                   Media                    1,991,400        5,115,067
   Mayne Group Ltd. ................................     Health Care Providers & Services       1,537,320        3,970,543
   Promina Group Ltd. ..............................                 Insurance                  2,424,560        5,711,567
a  Sons of Gwalia Ltd. .............................              Metals & Mining               2,376,887        5,835,376
                                                                                                              -------------
                                                                                                                30,651,249
                                                                                                              -------------
   AUSTRIA .7%
   Wienerberger AG .................................             Building Products                126,216        2,685,072
                                                                                                              -------------
   BELGIUM 1.2%
   Barco NV ........................................    Electronic Equipment & Instruments         63,220        4,666,795
                                                                                                              -------------
   CANADA 11.2%
a  ATI Technologies Inc. ...........................          Computers & Peripherals             669,170        9,585,319
a  GSI Lumonics Inc. ...............................    Electronic Equipment & Instruments        434,060        4,692,808
   Laurentian Bank of Canada .......................                   Banks                      241,800        5,090,816
   Linamar Corp. ...................................              Auto Components                 487,035        3,990,727
   North West Company Fund .........................          Diversified Financials              459,320        8,356,658
   Torstar Corp., B ................................                   Media                      139,980        2,973,666
   Transcontinental Inc., A ........................      Commercial Services & Supplies          345,200        5,722,560
   Transcontinental Inc., B ........................      Commercial Services & Supplies          200,000        3,277,569
                                                                                                              -------------
                                                                                                                43,690,123
                                                                                                              -------------
   CHINA .4%
a  Weiqiao Textile Co., 144A .......................            Textiles & Apparel              1,028,000        1,204,631
a  Weiqiao Textile Co., Reg S ......................            Textiles & Apparel                348,000          407,793
                                                                                                              -------------
                                                                                                                 1,612,424
                                                                                                              -------------
   DENMARK 2.6%
a  ISS A/S .........................................      Commercial Services & Supplies           95,407        4,550,615
   Vestas Wind Systems AS ..........................           Electrical Equipment               271,310        5,706,609
                                                                                                              -------------
                                                                                                                10,257,224
                                                                                                              -------------
   FINLAND 3.0%
   Amer Group Ltd., A ..............................       Leisure Equipment & Products           116,965        4,453,051
   KCI Konecranes International PLC ................                 Machinery                     24,105          720,443
   METSO OYJ .......................................                 Machinery                    427,160        4,786,941
   Orion Yhtyma OYJ, B .............................              Pharmaceuticals                  91,600        1,762,317
                                                                                                              -------------
                                                                                                                11,722,752
                                                                                                              -------------
   FRANCE .8%
   Galeries Lafayette SA ...........................             Multiline Retail                  22,255        3,202,866
                                                                                                              -------------
   GERMANY 1.4%
   Celesio AG ......................................     Health Care Providers & Services          51,310        2,135,382
   Jenoptik AG .....................................    Semiconductor Equipment & Products        283,372        3,113,000
                                                                                                              -------------
                                                                                                                 5,248,382
                                                                                                              -------------




                                                              Annual Report | 15

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                     SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 13.4%
   Asia Satellite Telecommunications Holdings Ltd. .  Diversified Telecommunication Services      594,500   $    1,067,936
   ASM Pacific Technology Ltd. .....................    Semiconductor Equipment & Products      1,253,000        4,687,234
   Bank of East Asia Ltd. ..........................                   Banks                      508,852        1,520,193
   Dah Sing Financial Holdings Ltd. ................                   Banks                      775,600        5,418,224
   Dickson Concepts International Ltd. .............             Specialty Retail                 984,000          513,180
   Fountain Set Holdings Ltd. ......................            Textiles & Apparel              7,290,000        5,069,215
   Giordano International Ltd. .....................             Specialty Retail              14,090,000        6,350,361
   Hung Hing Printing Group Ltd. ...................          Paper & Forest Products           2,816,000        2,320,769
   Lerado Group Holdings Co. Ltd. ..................            Textiles & Apparel             11,596,000        2,075,594
   Li & Fung Ltd. ..................................               Distributors                   970,000        1,630,053
   Moulin International Holdings Ltd. ..............     Health Care Equipment & Supplies       6,489,000        4,888,246
   Ngai Lik Industrial Holding Ltd. ................            Household Durables                400,000          148,087
   Techtronic Industries Co. Ltd. ..................            Household Durables              2,326,000        6,409,776
   Texwinca Holdings Ltd. ..........................            Textiles & Apparel              5,091,000        3,638,442
   Wing Lung Bank Ltd. .............................                   Banks                      709,901        4,470,191
   Yue Yuen Industrial Holdings Ltd. ...............            Textiles & Apparel                746,000        2,113,396
                                                                                                              -------------
                                                                                                                52,320,897
                                                                                                              -------------
   INDIA 5.3%
   Associated Cement Cos. Ltd. .....................          Construction Materials              827,970        3,913,309
   Gujarat Ambuja Cements Ltd. .....................          Construction Materials              563,280        3,140,795
   Housing Development Finance Corp. Ltd. ..........          Diversified Financials              424,276        4,867,191
   Satyam Computers Services Ltd. ..................                IT Services                   271,595        1,834,405
   Tata Engineering & Locomotive Co. Ltd. ..........                Automobiles                   841,850        6,956,594
                                                                                                              -------------
                                                                                                                20,712,294
                                                                                                              -------------
   ISRAEL .9%
a  Orbotech Ltd. ...................................    Electronic Equipment & Instruments        148,775        3,533,406
                                                                                                              -------------
   ITALY .6%
   Banca Popolare di Verona e Novara SCRL ..........                   Banks                      134,365        2,077,439
                                                                                                              -------------
   JAPAN 4.6%
   Hokuetsu Paper Mills Ltd. .......................          Paper & Forest Products             829,000        4,494,329
   Japan Airport Terminal Co. Ltd. .................       Transportation Infrastructure          528,000        3,799,045
   Kurita Water Industries Ltd. ....................                 Machinery                     75,000          910,083
   Meitec Corp. ....................................      Commercial Services & Supplies          120,800        4,318,406
   Ono Pharmaceutical Co. Ltd. .....................              Pharmaceuticals                  32,000        1,111,930
   Sangetsu Co. Ltd. ...............................             Household Durables               137,100        2,396,927
   Tokyo Individualized Educational Institute Inc. .      Commercial Services & Supplies          120,500          926,206
                                                                                                              -------------
                                                                                                                17,956,926
                                                                                                              -------------
   LUXEMBOURG .7%
a  Thiel Logistik AG ...............................                 Software                     483,229        2,572,817
                                                                                                              -------------
   MEXICO 2.0%
   Grupo Aeroportuario del Sureste SA de CV, ADR ...       Transportation Infrastructure          258,110        4,460,141
   Grupo Continental SA ............................                 Beverages                  2,506,210        3,454,732
                                                                                                              -------------
                                                                                                                 7,914,873
                                                                                                              -------------



16 |  Annual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                     SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NETHERLANDS 6.5%
   Aalberts Industries NV ..........................         Industrial Conglomerates              90,682     $  2,208,491
   Arcadis NV ......................................      Commercial Services & Supplies          194,545        1,888,413
   Athlon Holding NV ...............................             Specialty Retail                 208,840        3,095,382
a  Draka Holding NV ................................           Electrical Equipment                64,640          909,237
   IHC Caland NV ...................................        Energy Equipment & Services            44,400        1,894,260
   Oce NV ..........................................            Office Electronics                285,900        3,795,515
   OPG Groep NV ....................................     Health Care Providers & Services         145,850        5,239,084
   Vedior NV .......................................      Commercial Services & Supplies          435,590        6,278,994
                                                                                                              -------------
                                                                                                                25,309,376
                                                                                                              -------------
   NEW ZEALAND 1.0%
   Fisher & Paykel Healthcare Corp. Ltd. ...........     Health Care Equipment & Supplies         526,790        3,916,606
                                                                                                              -------------
   PHILIPPINES 1.0%
a  Philippine Long Distance Telephone Co. .........   Diversified Telecommunication Services      290,500        4,017,481
                                                                                                              -------------
   SINGAPORE .8%
   Want Want Holdings Ltd. .........................               Food Products                3,694,000        3,121,430
                                                                                                              -------------
   SOUTH KOREA 5.4%
   Bank of Pusan ...................................                   Banks                      683,605        3,696,723
   Dae Duck Electronics Co. Ltd. ...................    Electronic Equipment & Instruments        455,153        4,191,946
   Daegu Bank Co. Ltd. .............................                   Banks                      708,485        3,226,645
   Halla Climate Control Co. Ltd. ..................           Electrical Equipment               100,650        7,152,231
   Samsung Electro-Mechanics Co. ...................    Electronic Equipment & Instruments         84,180        2,852,233
                                                                                                              -------------
                                                                                                                21,119,778
                                                                                                              -------------

   SPAIN 1.2%
   Sol Melia SA ....................................       Hotels Restaurants & Leisure           635,845        4,568,043
                                                                                                              -------------
   SWEDEN 2.2%
   D. Carnegie & Co. AB ............................          Diversified Financials              405,080        4,206,142
   Observer AB .....................................      Commercial Services & Supplies        1,127,565        4,495,314
                                                                                                              -------------
                                                                                                                 8,701,456
                                                                                                              -------------
   SWITZERLAND 5.1%
   Gurit Heberlein AG, Br. .........................                 Chemicals                      3,241        2,099,424
   Kuoni Reisen Holding AG, B ......................       Hotels Restaurants & Leisure            15,450        4,818,905
   Lindt & Spruengli Chocolate Works Ltd. ..........               Food Products                    4,640        3,509,492
   SIG Holding AG ..................................                 Machinery                     29,280        3,930,385
a  Swisslog Holding AG .............................                 Machinery                    122,808          560,998
   Vontobel Holding AG .............................          Diversified Financials              224,550        4,918,626
                                                                                                              -------------
                                                                                                                19,837,830
                                                                                                              -------------
   TAIWAN .5%
   Compal Electronics Inc. .........................          Computers & Peripherals           1,367,580        2,073,006
                                                                                                              -------------




                                                              Annual Report | 17

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                     SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 5.9%
   Avis Europe PLC .................................                Road & Rail                 2,033,080     $  3,829,555
   Burberry Group PLC, 144A ........................            Textiles & Apparel                254,200        1,708,212
   Debenhams PLC ...................................             Multiline Retail                 222,305        1,758,891
   Geest PLC .......................................               Food Products                  372,775        2,951,001
   Kidde PLC .......................................           Electrical Equipment             1,753,535        2,997,992
   Laird Group PLC .................................    Electronic Equipment & Instruments        710,060        3,319,614
   Novar PLC .......................................             Building Products              1,931,003        4,341,799
   Yule Catto & Company PLC ........................                 Chemicals                    412,280        1,909,967
                                                                                                              -------------
                                                                                                                22,817,031
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $256,449,516) .........                                                           336,307,676
                                                                                                              -------------

   PREFERRED STOCKS 2.6%
   BRAZIL 1.6%
   Aracruz Celulose SA, ADR, pfd. ..................          Paper & Forest Products             160,565        4,511,877
   Telemig Celular Participacoes SA, ADR, pfd. .....    Wireless Telecommunication Services        51,478        1,639,574
                                                                                                              -------------
                                                                                                                 6,151,451
                                                                                                              -------------

   GERMANY 1.0%
   Hugo Boss AG, pfd. ..............................            Textiles & Apparel                199,210        4,075,813
                                                                                                              -------------

   TOTAL PREFERRED STOCKS (COST $7,404,933) ........                                                            10,227,264
                                                                                                              -------------


                                                                                          ---------------
                                                                                          PRINCIPAL AMOUNT
                                                                                          ---------------
   SHORT TERM INVESTMENTS 12.3%
   Federal Home Loan Bank, 0.94%, 11/03/03 .........                                         $ 17,931,000       17,931,000
   U.S. Treasury Bills, 0.932% to 0.942%, with maturities
    to 1/29/04 .....................................                                           30,075,000       30,037,453
                                                                                                              -------------
   TOTAL SHORT TERM INVESTMENTS (COST $47,963,523) .                                                            47,968,453
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $311,817,972) 101.2% ....                                                           394,503,393
   OTHER ASSETS, LESS LIABILITIES (1.2)% ...........                                                            (4,488,687)
                                                                                                              -------------
   NET ASSETS 100.0% ...............................                                                          $390,014,706
                                                                                                              -------------

a Non-income producing.




18 | See notes to financial statements. | Annual Report

Franklin Templeton International Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003



                                                               ---------------
                                                                  TEMPLETON
                                                               FOREIGN SMALLER
                                                                COMPANIES FUND
                                                               ---------------
Assets:
 Investments in securities:
  Cost .......................................................    $311,817,972
                                                                  -------------
  Value ......................................................     394,503,393
 Cash ........................................................          25,865
 Receivables:
  Capital shares sold ........................................       1,503,209
  Dividends and interest .....................................         442,082
                                                                  -------------
      Total assets ...........................................     396,474,549
                                                                  -------------
Liabilities:
 Payables:
  Investment securities purchased ............................         902,499
  Capital shares redeemed ....................................       3,682,126
  Affiliates .................................................         628,935
  Shareholders ...............................................          20,887
  Deferred tax liability (Note 1f) ...........................       1,129,159
 Other liabilities ...........................................          96,237
                                                                  -------------
      Total liabilities ......................................       6,459,843
                                                                  -------------
Net assets, at value .........................................    $390,014,706
                                                                  -------------
Net assets consist of:
 Undistributed net investment income .........................    $     45,645
 Net unrealized appreciation (depreciation) ..................      81,574,928
 Accumulated net realized gain (loss) ........................      (4,095,337)
 Capital shares ..............................................     312,489,470
                                                                  -------------
Net assets, at value .........................................    $390,014,706
                                                                  -------------




                                                              Annual Report |19

Franklin Templeton International Trust

STATEMENT OF ASSETS AND LIABILITIES (continued)
October 31, 2003



                                                                                             ---------------
                                                                                                TEMPLETON
                                                                                             FOREIGN SMALLER
                                                                                              COMPANIES FUND
                                                                                             ---------------
CLASS A:
 Net assets, at value ....................................................................     $350,507,313
                                                                                             ---------------
 Shares outstanding ......................................................................       20,606,217
                                                                                             ---------------
 Net asset value per share a .............................................................           $17.01
                                                                                             ---------------
 Maximum offering price per share (Net asset value per share (DIVIDE) 94.25%) ............           $18.05
                                                                                             ---------------
CLASS B:
 Net assets, at value ....................................................................       $3,352,328
                                                                                             ---------------
 Shares outstanding ......................................................................          200,151
                                                                                             ---------------
 Net asset value and maximum offering price per share a ..................................           $16.75
                                                                                             ---------------
CLASS C:
 Net assets, at value ....................................................................      $10,673,195
                                                                                             ---------------
 Shares outstanding ......................................................................          635,682
                                                                                             ---------------
 Net asset value per share a .............................................................           $16.79
                                                                                             ---------------
 Maximum offering price per share (Net asset value per share (DIVIDE) 99%) ...............           $16.96
                                                                                             ---------------
ADVISOR CLASS:
 Net assets, at value ....................................................................      $25,481,870
                                                                                             ---------------
 Shares outstanding ......................................................................        1,494,998
                                                                                             ---------------
 Net asset value and maximum offering price per share ....................................           $17.04
                                                                                             ---------------


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.




20 | See notes to financial statements. | Annual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2003


                                                                                     ---------------
                                                                                        TEMPLETON
                                                                                     FOREIGN SMALLER
                                                                                      COMPANIES FUND
                                                                                     ---------------
Investment income:
 (Net of foreign taxes $378,695)
 Dividends .........................................................................    $ 4,462,890
 Interest ..........................................................................        272,811
                                                                                      --------------
      Total investment income ......................................................      4,735,701
                                                                                      --------------
Expenses:
 Management fees (Note 3) ..........................................................      1,812,511
 Distribution fees (Note 3)
  Class A ..........................................................................        419,389
  Class B ..........................................................................         22,039
  Class C ..........................................................................         64,838
 Transfer agent fees (Note 3) ......................................................        432,000
 Custodian fees ....................................................................         86,900
 Reports to shareholders ...........................................................         27,900
 Registration and filing fees                                                                68,400
 Professional fees .................................................................         29,600
 Trustees' fees and expenses .......................................................          4,200
 Other .............................................................................          5,800
                                                                                      --------------
      Total expenses ...............................................................      2,973,577
                                                                                      --------------
        Net investment income ......................................................      1,762,124
                                                                                      --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................................        869,599
  Foreign currency transactions ....................................................       (149,288)
                                                                                      --------------
        Net realized gain (loss) ...................................................        720,311
                                                                                      --------------
 Net unrealized appreciation (depreciation) on:
  Investments ......................................................................     85,484,192
  Translation of assets and liabilities denominated in foreign currencies ..........         (8,465)
  Deferred taxes (Note 1f) .........................................................     (1,008,763)
                                                                                      --------------
        Net unrealized appreciation (depreciation) .................................     84,466,964
                                                                                      --------------
Net realized and unrealized gain (loss) ............................................     85,187,275
                                                                                      --------------
Net increase (decrease) in net assets resulting from operations ....................    $86,949,399
                                                                                      --------------



                         Annual Report | See notes to financial statements. |21

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended October 31, 2003 and 2002



                                                                                            -------------------------------
                                                                                                   TEMPLETON FOREIGN
                                                                                                SMALLER COMPANIES FUND
                                                                                            -------------------------------
                                                                                                2003              2002
                                                                                            -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................................................   $ 1,762,124       $ 1,050,544
  Net realized gain (loss) from investments and foreign currency transactions ............       720,311           390,605
  Net unrealized appreciation (depreciation) on investments, translation of assets and
   liabilities denominated in foreign currencies, and deferred taxes .....................    84,466,964        (1,569,705)
                                                                                            -------------------------------
     Net increase (decrease) in net assets resulting from operations .....................    86,949,399          (128,556)
 Distributions to shareholders from:
  Net investment income:
    Class A ..............................................................................    (1,222,824)       (1,225,305)
    Class B ..............................................................................        (7,263)           (7,650)
    Class C ..............................................................................       (22,250)          (18,078)
    Advisor Class ........................................................................      (226,876)         (155,247)
                                                                                             ------------------------------
 Total distributions to shareholders .....................................................    (1,479,213)       (1,406,280)
 Capital share transactions (Note 2):
    Class A ..............................................................................   204,282,167         9,874,589
    Class B ..............................................................................       848,889         1,272,353
    Class C ..............................................................................     4,305,492         3,061,383
    Advisor Class ........................................................................     1,504,744        13,605,034
                                                                                            -------------------------------
 Total capital share transactions ........................................................   210,941,292        27,813,359
 Redemption fees (Note 1h) ...............................................................         1,008                --
      Net increase (decrease) in net assets ..............................................   296,412,486        26,278,523
Net assets:
 Beginning of year .......................................................................    93,602,220        67,323,697
                                                                                            -------------------------------
 End of year .............................................................................  $390,014,706       $93,602,220
                                                                                            -------------------------------
Undistributed net investment income included in net assets:
 End of year .............................................................................  $     45,645       $   (87,975)
                                                                                            -------------------------------




22 | See notes to financial statements. | Annual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS


TEMPLETON FOREIGN SMALLER COMPANIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Smaller Companies Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks to achieve long-term capital growth by investing, under normal market conditions, at least 80% of its total assets in equity securities of smaller capitalization companies outside the United States.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.







                                                              Annual Report | 23

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to the Fund on a specific identification basis.

F. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.








24 |  Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

H. REDEMPTION FEES

The Fund may charge a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                    ------------------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                              2003                                  2002
                                    ------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                    ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ......................  28,797,214     $402,750,740        13,012,915      $ 176,286,730
 Shares issued on reinvestment of
  distributions ...................      85,055        1,139,539            81,832          1,074,767
 Shares redeemed .................. (14,066,259)    (199,608,112)      (12,392,824)      (167,486,908)
                                    ------------------------------------------------------------------
 Net increase (decrease) ..........  14,816,010     $204,282,167           701,923       $  9,874,589
                                    ------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ......................      81,294     $  1,118,874           138,655       $  1,891,891
 Shares issued on reinvestment of
  distributions ...................         534            6,722               533              6,955
 Shares redeemed ..................     (21,348)        (276,707)          (46,286)          (626,493)
                                    ------------------------------------------------------------------
 Net increase (decrease) ..........      60,480     $    848,889            92,902       $  1,272,353
                                    ------------------------------------------------------------------




                                                              Annual Report | 25

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


2. SHARES OF BENEFICIAL INTEREST (continued)

                                    ------------------------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                              2003                                  2002
                                    ------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                    ------------------------------------------------------------------
CLASS C SHARES:
 Shares sold .....................      517,473     $  6,949,546           369,880       $  5,026,956
 Shares issued on reinvestment of
  distributions ..................        1,432           18,202             1,145             15,013
 Shares redeemed .................     (204,111)      (2,662,256)         (146,172)        (1,980,586)
                                    ------------------------------------------------------------------
 Net increase (decrease) .........      314,794     $  4,305,492           224,853       $  3,061,383
                                    ------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .....................    3,799,027     $ 53,609,032         2,315,644       $ 30,715,519
 Shares issued on reinvestment of
  distributions ..................        4,110           52,489             7,224             94,663
 Shares redeemed .................   (3,686,406)     (52,156,777)       (1,369,044)       (17,205,148)
                                    ------------------------------------------------------------------
 Net increase (decrease) .........      116,731     $  1,504,744           953,824       $ 13,605,034
                                    ------------------------------------------------------------------



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
ANNUALIZED FEE RATE     AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
         1.00%          First $100 million
         0.90%          Over $100 million, up to and including $250 million
         0.80%          Over $250 million, up to and including $500 million


Under a subadvisory agreement, Templeton Investment Counsel, LLC (TIC) provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under an agreement with TIC, Templeton Asset Management Ltd. (TAML) provides subadvisory services to TIC and receives from TIC fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively.







26 |  Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


3. TRANSACTIONS WITH AFFILIATES (continued)

Distributors paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period of $69,502 and $17,556, respectively.

The Fund paid transfer agent fees of $432,000, of which $266,905 was paid to Investor Services.

4. INCOME TAXES

At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .....................................   $314,266,212
                                                            -------------
Unrealized appreciation .................................   $ 85,497,637
Unrealized depreciation .................................     (5,260,456)
                                                            -------------
Net unrealized appreciation (depreciation) ..............   $ 80,237,181
                                                            -------------
Distributable earnings - ordinary income ................   $  2,473,324
                                                            -------------


The tax character of distributions paid during the years ended October 31, 2003 and 2002, was as follows:

                                              --------------------------
                                                 2003            2002
                                              --------------------------
Distributions paid from:
 Ordinary income ..........................   $1,479,213      $1,406,280
                                              --------------------------
                                              $1,479,213      $1,406,280
                                              --------------------------


Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized losses differ for financial statement and tax purposes primarily due to different treatment of wash sales and foreign currency transactions.

At October 31, 2003, the Fund had tax basis capital losses of $4,074,780 which may be carried over to offset future capital gains. Such losses expire in 2009.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2003 aggregated $185,264,551 and $11,044,736, repectively.



                                                              Annual Report | 27

Franklin Templeton International Trust

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON FOREIGN SMALLER COMPANIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Foreign Smaller Companies Fund (hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 3, 2003





28 |  Annual Report

Franklin Templeton International Trust

TAX DESIGNATION


FTIT TEMPLETON FOREIGN SMALLER COMPANIES FUND

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to maximum of $3,020,321 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At October 31, 2003, more than 50% of the Templeton Foreign Smaller Companies Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on December 11, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign taxes paid and foreign source income, as designated by the Fund to Class A, Class B, Class C, and Advisor Class shareholders.


-----------------------------------------------------------------------------
                    CLASS A                           CLASS B
           FOREIGN TAX     FOREIGN SOURCE    FOREIGN TAX     FOREIGN SOURCE
COUNTRY   PAID PER SHARE  INCOME PER SHARE  PAID PER SHARE  INCOME PER SHARE
-----------------------------------------------------------------------------
Australia ...  0.0004         0.0098            0.0004             0.0016
Brazil ......  0.0000         0.0016            0.0000             0.0003
Canada ......  0.0035         0.0095            0.0035             0.0016
Denmark .....  0.0001         0.0002            0.0001             0.0000
Finland .....  0.0018         0.0051            0.0018             0.0008
France ......  0.0001         0.0003            0.0001             0.0001
Germany .....  0.0007         0.0034            0.0007             0.0006
Hong Kong ...  0.0000         0.0207            0.0000             0.0033
India .......  0.0000         0.0052            0.0000             0.0009
Italy .......  0.0006         0.0017            0.0006             0.0003
Japan .......  0.0007         0.0032            0.0007             0.0005
Mexico ......  0.0000         0.0022            0.0000             0.0004
Netherlands .  0.0031         0.0090            0.0031             0.0015
New Zealand .  0.0006         0.0018            0.0006             0.0003
Singapore ...  0.0000         0.0004            0.0000             0.0001
South Korea .  0.0009         0.0024            0.0009             0.0004
Spain .......  0.0000         0.0001            0.0000             0.0000
Sweden ......  0.0010         0.0029            0.0010             0.0005
Switzerland .  0.0003         0.0007            0.0003             0.0001
Taiwan ......  0.0005         0.0006            0.0005             0.0001
United
Kingdom .....  0.0022         0.0093            0.0022             0.0016
              ---------------------------------------------------------------
TOTAL ....... $0.0165    $    0.0901           $0.0165            $0.0150
              ---------------------------------------------------------------


--------------------------------------------------------------------------------
                        CLASS C                         ADVISOR CLASS
               FOREIGN TAX     FOREIGN SOURCE    FOREIGN TAX     FOREIGN SOURCE
COUNTRY       PAID PER SHARE  INCOME PER SHARE  PAID PER SHARE  INCOME PER SHARE
--------------------------------------------------------------------------------
Australia ...      0.0004          0.0016             0.0004          0.0119
Brazil ......      0.0000          0.0003             0.0000          0.0020
Canada ......      0.0035          0.0016             0.0035          0.0116
Denmark .....      0.0001          0.0000             0.0001          0.0003
Finland .....      0.0018          0.0008             0.0018          0.0062
France ......      0.0001          0.0001             0.0001          0.0004
Germany .....      0.0007          0.0006             0.0007          0.0041
Hong Kong ...      0.0000          0.0033             0.0000          0.0248
India .......      0.0000          0.0009             0.0000          0.0063
Italy .......      0.0006          0.0003             0.0006          0.0021
Japan .......      0.0007          0.0005             0.0007          0.0038
Mexico ......      0.0000          0.0004             0.0000          0.0027
Netherlands .      0.0031          0.0015             0.0031          0.0109
New Zealand .      0.0006          0.0003             0.0006          0.0022
Singapore ...      0.0000          0.0001             0.0000          0.0005
South Korea .      0.0009          0.0004             0.0009          0.0029
Spain .......      0.0000          0.0000             0.0000          0.0002
Sweden ......      0.0010          0.0005             0.0010          0.0035
Switzerland .      0.0003          0.0001             0.0003          0.0009
Taiwan ......      0.0005          0.0001             0.0005          0.0008
United
Kingdom .....      0.0022          0.0016             0.0022          0.0113
             ------------------------------------------------------------------
TOTAL .......     $0.0165         $0.0150            $0.0165         $0.1094
             ------------------------------------------------------------------

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



                                                              Annual Report | 29

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82)     Trustee        Since 1991       115                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)         Trustee        Since 1991       142                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                     company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)      Trustee        Since 1991       143                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)         Trustee        Since 1998       92                         Director, Amerada Hess Corporation
One Franklin Parkway                                                                     (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                 gas); Beverly Enterprises, Inc.
                                                                                         (health care); H.J. Heinz Company
                                                                                         (processed foods and allied products);
                                                                                         RTI International Metals, Inc. (manu-
                                                                                         facture and distribution of titanium);
                                                                                         and Canadian National Railway
                                                                                         (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor
to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (74)        Trustee        Since 1991       115                        Director, The California Center for
One Franklin Parkway                                                                     Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------



30 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)        Trustee        Since 1992       142                        Director, White Mountains Insurance
One Franklin Parkway                                                                     Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                 Biosciences Corporation; MedImmune, Inc.
                                                                                         (biotechnology); Overstock.com (Internet
                                                                                         services); and Spacehab, Inc. (aerospace
                                                                                         services); and FORMERLY, Director, MCI
                                                                                         Communication Corporation (subsequently
                                                                                         known as MCI WorldCom, Inc. and
                                                                                         WorldCom, Inc.) (communications
                                                                                         services) (1988-2002).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President,
National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (58)        Trustee and    Since 1993       38                         None
One Franklin Parkway          Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)     Trustee and    Trustee since    142                        None
One Franklin Parkway          Chairman of    1991 and
San Mateo, CA 94403-1906      the Board      Chairman of the
                                             Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 31

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63) Trustee,       Trustee since    125                        None
One Franklin Parkway          President and  1991, President
San Mateo, CA 94403-1906      Chief          since 1993 and
                              Executive      Chief Executive
                              Officer -      Officer -
                              Investment     Investment
                              Management     Management
                                             since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)       Vice President Since 1995       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
500 East Broward Blvd.        President and
Suite 2100                    Chief
Fort Lauderdale, FL           Executive
33394-3091                    Officer -
                              Finance and
                              Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------



32 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)         Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)        Vice President Since 2002       Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue              - AML                                                      Chemicals, Inc. and Lingnan
Rockefeller Center            Compliance                                                 Foundation.
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
One Franklin Parkway          Chief          2000 and Chief
San Mateo, CA 94403-1906      Financial      Financial Officer
                              Officer        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
One Franklin Parkway          and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.




34 |  Annual Report

Franklin Templeton International Trust

PROXY VOTING POLICIES AND PROCEDURES


TEMPLETON FOREIGN SMALLER COMPANIES FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





                                                              Annual Report | 35

                       This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN [R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8

NATIONAL FUND S
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.




11/03                                              Not part of the annual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]    One Franklin Parkway
       INVESTMENTS          San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
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ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON FOREIGN
SMALLER COMPANIES FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.


PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN [R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Foreign Smaller Companies Fund prospectus, which contains more complete information, including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



191 A2003 12/03








                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                              A series of Franklin Templeton International Trust


[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
               ANNUAL REPORT AND SHAREHOLDER LETTER  |  GLOBAL
--------------------------------------------------------------------------------


                                   TEMPLETON
                             GLOBAL LONG-SHORT FUND


--------------------------------------------------------------------------------
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THIS DOCUMENT
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                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.




--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------


[photo omitted]

Not part of the annual report

Contents

SHAREHOLDER LETTER ......................    1


ANNUAL REPORT

Templeton Global Long-Short Fund ........    3

Performance Summary .....................    9

Financial Highlights and
Statement of Investments ................   12

Financial Statements ....................   18

Notes to Financial Statements ...........   21

Independent Auditors' Report ............   26

Board Members and Officers ..............   27

Proxy Voting Policies and Procedures ....   32


--------------------------------------------------------------------------------


Shareholder Letter

Dear Shareholder:

During the fiscal year ended October 31, 2003, several Asian economies seemed to be experiencing a cyclical recovery, largely due to improving trade and domestic demand. Countries in the European Monetary Union experienced slower growth from the first to second quarters of 2003, partly because of weak spending by households and businesses and in foreign markets, hampered by the stronger euro. On a positive note, several European governments worked on fiscal program reforms, which could accelerate future growth in the region.

Foreign equity markets began a rally in mid-March that continued throughout the fiscal year. Improved investor sentiment was sustained largely due to the end of major conflict in Iraq, better control of the spread of sudden acute respiratory syndrome in Asia and growing confidence in a global economic recovery. For the 12 months under review, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index returned 27.57%. 1



1. Source: Standard and Poor's Micropal. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

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              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------



                                               Not part of the annual report | 1

[SIDEBAR]
--------------------------------------------------------------------------------
  MARKET TIMING AND
  LATE TRADING POLICY
--------------------------------------------------------------------------------
  Franklin Templeton Investments supports strict compliance with and vigorous enforcement of laws and policies regarding the trading and valuation of mutual fund shares. Our policies regarding market-timing activities are included in Fund prospectuses, and our practice is to apply them consistently to all shareholders given the nature of their accounts with us. We have been very proactive in our efforts to monitor trading activity in mutual fund shares that is inconsistent with our policies and procedures, and when detected, such market-timing trades are rejected. Franklin Templeton prohibits late trading activity in mutual fund shares.




Historically, patient investors have achieved rewarding results through evaluating their goals and diversifying their assets. A long-term investment strategy may offer investors an opportunity to take advantage of a regularly scheduled investment plan regardless of market fluctuations and includes buying during market downturns when prices are low and subsequently benefiting from market rallies. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. We suggest you contact your financial advisor to discuss your goals and consider establishing a regular investment plan.

In the accompanying annual report for Templeton Global Long-Short Fund, the portfolio managers discuss market conditions and how they affected investment management decisions and Fund performance during the year under review. You will also find performance data and financial information. Please remember that all securities markets move up and down, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we value your support, welcome your questions and look forward to serving your investment needs in the future.


Sincerely,

/S/Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Templeton International Trust




THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2003. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 |  Not part of the annual report

Annual Report

Templeton Global Long-Short Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Global Long-Short Fund seeks capital appreciation in up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world.




This annual report for Templeton Global Long-Short Fund covers the fiscal year ended October 31, 2003.


PERFORMANCE OVERVIEW

Templeton Global Long-Short Fund - Class A posted a +5.21% one-year cumulative total return as of October 31, 2003, as shown in the Performance Summary beginning on page 9. In comparison, the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index (the Index), posted a 24.32% cumulative total return during the same period. 1 Since its inception on August 1, 2001, the Fund has posted a cumulative total return of 7.00% compared to -5.91% for the Index. The Fund's relative volatility, as measured by the annualized standard deviation of monthly returns, continued to be low, at just 7.0% for the 12 months under review, or roughly half that of the Index.


ECONOMIC AND MARKET OVERVIEW

A global equity market rally started in late March and continued through the end of the reporting period, despite ongoing concerns about terrorism and geopolitical upheaval, particularly in the Middle East. If sustained, 2003 will be the first calendar year of positive equity returns since 1999, according to the Index. The rebound began with investors anticipating a global economic recovery in the second half of 2003. It continued as data suggested stabilization and possible improvement in the world's economy, led by the strengthening U.S. economy. Other supporting factors included the end of major combat operations in Iraq, the apparent control of severe acute respiratory syndrome in Asia, improved corporate profits, and fewer reported corporate governance and accounting scandals. In



1. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                               Annual Report | 3
addition, short-term interest rates were reduced further in the U.S., the euro zone and other areas, resulting in multi-decade low levels. This helped provide abundant liquidity in global equity markets.

During the fiscal year ended October 31, 2003, gross domestic product growth accelerated in many countries, including the U.S. and Japan. Numerous economic indicators showed improvement, including U.S. consumer spending aided by new tax cuts, mortgage refinancing and car-buying incentives spurred by historically low financing costs. Consumer sentiment also rose in the U.S., U.K., Germany and Sweden, as did business sentiment in the U.S., Germany and Japan. Additionally, commodity prices for gold, silver, platinum and other metals rose anywhere from 10% to more than 30% in response to greater demand. At period-end, calendar year 2003 export projections for certain emerging market economies indicated increases of approximately 33% in China, 27% in Brazil, 19% in Argentina, 14% in India and 7% in South Korea, compared with 2002. However, the global job market remained problematic during the year, but improving U.S. job growth in August, September and October was an encouraging sign.

In the world's stock markets, improved sentiment led many investors to gradually rotate back into economically sensitive and financially leveraged companies, specifically cyclicals, technology, small capitalization stocks and emerging markets equities that had generally performed poorly in recent years.


INVESTMENT STRATEGY

Our investment philosophy is that a combination of long and short equity positions can reduce overall volatility and has the potential to provide positive returns in either up or down markets. We apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. For our long positions, we seek stocks from companies we believe have strong fundamentals or valuable assets that we think are overlooked by the market. Among our short positions, our strategy is to short the stocks of companies we find overvalued by the market where we see the potential for share price decline.


MANAGER'S DISCUSSION

At fiscal year-end, the Fund's overall exposure, as a percentage of total net assets, was 84.3% long and 15.4% short, for a 68.9% net long exposure. Fund performance during the period was varied across most sectors and countries. Our emerging markets region and materials sector investments stood out because of the portfolio's considerable net long overweighted positions in that sector compared with the



4 |  Annual Report

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/03

-------------------------------------------------------------------------------
                                                       % OF TOTAL       % OF
                                                       NET ASSETS     POSITIONS
-------------------------------------------------------------------------------
   Long Equity Securities Net                             84.3%          65
-------------------------------------------------------------------------------
   Short Equity Securities Net                           -15.4%          15
-------------------------------------------------------------------------------
   TOTAL NET                                              68.9% (LONG)
-------------------------------------------------------------------------------




GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 10/31/03

------------------------------------------------------------------------------
   REGION                                    LONG %      SHORT %        NET %
------------------------------------------------------------------------------
   Asia                                      28.3%         0.0%         28.3%
------------------------------------------------------------------------------
   Europe                                    22.7%        -2.5%         20.2%
------------------------------------------------------------------------------
   North America                             24.5%       -11.4%         13.1%
------------------------------------------------------------------------------
   Australia & New Zealand                    4.4%         0.0%          4.4%
------------------------------------------------------------------------------
   Latin America                              1.5%         0.0%          1.5%
------------------------------------------------------------------------------
   Middle East & Africa                       2.9%        -1.5%          1.4%
------------------------------------------------------------------------------




Index, positively contributing to performance on absolute and relative bases. In contrast, the relative underperformance versus the Index of our investments in North America, Japan and the financials sector stemmed largely from our net long underweighted exposure to these regions and this sector, compared with the Index.

The Fund's net long emerging markets exposure, which was overweighted compared with the Index, outperformed the Index. Related holdings were diversified across India, Israel, Mexico, South Africa, South Korea and Taiwan. We grew more interested in emerging markets due to their attractive growth prospects from the standpoints of their exposure to a possible synchronized global economic recovery, potential long-term secular growth based on demographics, and relatively low valuations. South Korea, representing the Fund's largest emerging markets country exposure at period-end, still had one of the most undervalued stock markets in the world, trading at only 9.1 times Morgan Stanley's 2004 earnings estimate and benefiting from dramatic restructuring efforts over the past five years. South Korea's Samsung Electronics remained one of our core holdings throughout the year under review, and traded at a substantial valuation discount to its global technology peers. On the short side, one of our core positions in the emerging markets region was SABMiller, a South African beverage company that continued to lose market share in the U.S. beer market, and was exposed to risks involving the integration of the Miller acquisition.





                                                               Annual Report | 5

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 10/31/03

-----------------------------------------------------------------------------
                                           LONG %       SHORT %       NET %
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
   Banks                                    7.8%          0.0%         7.8%
-----------------------------------------------------------------------------
   Insurance                                7.2%          0.0%         7.2%
-----------------------------------------------------------------------------
   Metals & Mining                          7.1%          0.0%         7.1%
-----------------------------------------------------------------------------
   Diversified Telecommunication Services   6.5%          0.0%         6.5%
-----------------------------------------------------------------------------
   Industrial Conglomerates                 4.4%          0.0%         4.4%
-----------------------------------------------------------------------------
   Software                                 3.7%          0.0%         3.7%
-----------------------------------------------------------------------------
   IT Services                              3.6%          0.0%         3.6%
-----------------------------------------------------------------------------
   Chemicals                                3.1%          0.0%         3.1%
-----------------------------------------------------------------------------
   Commercial Services & Supplies           3.0%          0.0%         3.0%
-----------------------------------------------------------------------------
   Oil & Gas                                3.0%          0.0%         3.0%
-----------------------------------------------------------------------------
   Semiconductor Equipment & Products       2.9%          0.0%         2.9%
-----------------------------------------------------------------------------
   Electrical Equipment                     2.7%          0.0%         2.7%
-----------------------------------------------------------------------------
   Electric Utilities                       1.9%          0.0%         1.9%
-----------------------------------------------------------------------------
   Automobiles                              1.8%          0.0%         1.8%
-----------------------------------------------------------------------------
   Machinery                                1.8%          0.0%         1.8%
-----------------------------------------------------------------------------
   Auto Components                          2.4%         -0.7%         1.7%
-----------------------------------------------------------------------------
   Road & Rail                              1.6%          0.0%         1.6%
-----------------------------------------------------------------------------
   Food Products                            1.5%          0.0%         1.5%
-----------------------------------------------------------------------------
   Pharmaceuticals                          1.4%          0.0%         1.4%
-----------------------------------------------------------------------------
   Wireless Telecommunication Services      1.3%          0.0%         1.3%
-----------------------------------------------------------------------------
   Electronic Equipment & Instruments       1.8%         -0.6%         1.2%
-----------------------------------------------------------------------------
   Computers & Peripherals                  1.1%          0.0%         1.1%
-----------------------------------------------------------------------------
   Media                                    1.1%          0.0%         1.1%
-----------------------------------------------------------------------------
   Containers & Packaging                   0.8%          0.0%         0.8%
-----------------------------------------------------------------------------
   Diversified Financials                   5.9%         -5.1%         0.8%
-----------------------------------------------------------------------------
   Leisure Equipment & Products             0.5%          0.0%         0.5%
-----------------------------------------------------------------------------
   Airlines                                 0.8%         -0.5%         0.3%
-----------------------------------------------------------------------------
   Household Durables                       1.7%         -1.5%         0.2%
-----------------------------------------------------------------------------
   Specialty Retail                         0.9%         -1.1%        -0.2%
-----------------------------------------------------------------------------
   Multiline Retail                         1.0%         -2.0%        -1.0%
-----------------------------------------------------------------------------
   Food & Staples Retailing                 0.0%         -1.1%        -1.1%
-----------------------------------------------------------------------------
   Communications Equipment                 0.0%         -1.3%        -1.3%
-----------------------------------------------------------------------------
   Beverages                                0.0%         -1.5%        -1.5%
-----------------------------------------------------------------------------




6 |  Annual Report

The Fund's net long materials sector weighting contributed positively to performance, and was more than four times the Index's at period-end. Within the sector, the Fund was diversified across the containers and packaging, metals and mining, and chemicals industries. Increased demand for copper, nickel and iron ore contributed to higher commodity prices, which had a positive impact on related portfolio holdings.

We primarily attribute the Fund's relative underperformance to the Index to our underweighted position in North America, and in particular the U.S., which performed well partly because of improving economic data. At period-end the Standard & Poor's 500 Composite Index (S&P 500) traded at 18.0 times 2004 earnings per share according to Morgan Stanley, a premium to the MSCI All Country (AC) World Free Index's 16.9 times 2004 earnings per share. 2 In applying our rigorous investment strategy, we remained relatively neutral about the prospects for U.S. equities due to full valuations and poor quality earnings. As a result, many of the Fund's short positions were in the U.S. One of our core short positions in the region was Toll Brothers, a luxury homebuilder that was exposed to the risk of a weakened housing market and at period-end traded at a higher valuation compared with the sector. However, during the period under review this was one of the larger detractors from returns, since the U.S. housing market remained strong. Another core short position was Walgreen, the largest U.S. retail drug store chain that operates in a challenging environment of promotions and price competition.

In addition, the Fund's net long financial sector exposure on October 31, 2003, which was underweighted compared with the Index, also contributed to the Fund's relative underperformance. Our financial holdings at period-end were a mix of insurance, diversified financial services, capital markets, commercial banks, thrifts and mortgage finance. During the period, returns were negatively impacted by the long position in XL Capital, which was one of our core holdings. However, consistent with our strategy, we remained positive on the stock because we believed it stood out as one of the better positioned insurers as its business mix allowed it to benefit from continued price increases in casualty lines.

Although our net long exposure to developed Asian countries drastically increased during the reporting period, from 2.5% to 16.0% of total net assets, our initial underweighting during the period -- especially in Japan, our largest country exposure in the region -- contributed to the Fund's relative underperformance. Although we remained skeptical about a sustainable Japanese market rebound at



TOP 10 LONG HOLDINGS
10/31/03

------------------------------------------------------------
COMPANY                                          % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                         NET ASSETS
------------------------------------------------------------
  Ishares MSCI Hong Kong Index Fund                   2.5%
     DIVERSIFIED FINANCIALS, HONG KONG
------------------------------------------------------------
  Denso Corp.                                         2.4%
     AUTO COMPONENTS, JAPAN
------------------------------------------------------------
  Smiths Group PLC                                    2.4%
     INDUSTRIAL CONGLOMERATES, U.K.
------------------------------------------------------------
  Samsung Electronics Co. Ltd.                        2.2%
     SEMICONDUCTOR EQUIPMENT & PRODUCTS,
     SOUTH KOREA
------------------------------------------------------------
  UBS AG                                              2.0%
     BANKS, SWITZERLAND
------------------------------------------------------------
  Hutchison Whampoa Ltd.                              2.0%
     INDUSTRIAL CONGLOMERATES, HONG KONG
------------------------------------------------------------
  Iberdrola SA, Br.                                   1.9%
     ELECTRIC UTILITIES, SPAIN
------------------------------------------------------------
  XL Capital Ltd., A                                  1.9%
     INSURANCE, BERMUDA
------------------------------------------------------------
  Volkswagen AG                                       1.8%
     AUTOMOBILES, GERMANY
------------------------------------------------------------
  Hubbell Inc., B                                     1.8%
     ELECTRICAL EQUIPMENT, U.S.
------------------------------------------------------------




2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI AC World Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in developed and emerging markets globally.



                                                               Annual Report | 7
period-end, our analysts identified specific opportunities where Japanese companies were trading at significant discounts to our assessment of their potential earnings and cash flow growth profiles over a five-year period. For example, one of our core holdings is Denso, a Japanese auto components company with a strong balance sheet that increased market share and improved economies of scale.

We thank you for your interest in Templeton Global Long-Short Fund, welcome your questions and comments and look forward to serving your investment needs in the months ahead.



[PHOTO DALE WINNER OMITTED]
/S/Dale Winner, CFA

Dale Winner, CFA



[PHOTO LISA MYERS OMITTED]
/S/Lisa Myers, CFA

Lisa Myers, CFA



[PHOTO JEFFREY A. EVERETT OMITTED]
/S/Jeffrey A. Everett

Jeffrey A. Everett, CFA
Portfolio Management Team
Templeton Global Long-Short Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




8 |  Annual Report

Performance Summary as of 10/31/03


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE INFORMATION
-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE          10/31/03         10/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.53            $10.70           $10.17
-----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE          10/31/03         10/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.46            $10.56           $10.10
-----------------------------------------------------------------------------------------------------



PERFORMANCE
-------------------------------------------------------------------------------------------------------
  CLASS A                                                               1-YEAR      INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +5.21%            +7.00%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          -0.83%            +0.38%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                          $9,917           $10,085
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                     -4.92%            -1.58%
-------------------------------------------------------------------------------------------------------
  CLASS B                                                               1-YEAR      INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +4.55%            +5.60%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +0.55%            +1.15%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $10,055           $10,260
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                     -3.80%            -0.88%
-------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results. | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    10/31/03
--------------------------------------
  1-Year                       -0.83%
--------------------------------------
  Since Inception (7/31/01)    +0.38%
--------------------------------------




CLASS A (7/31/01-10/31/03)
Date            Templeton Global Long-Short Fund      MSCI World Index 5
7/31/01        $ 9,425                                $10,000
                 9,397                                  9,522
                 9,604                                  8,684
                 9,557                                  8,851
                 9,623                                  9,376
                 9,595                                  9,436
                 9,538                                  9,152
2/28/02          9,566                                  9,074
                10,038                                  9,477
                10,179                                  9,158
                10,245                                  9,180
                 9,906                                  8,625
                 9,632                                  7,899
                 9,661                                  7,915
                 9,576                                  7,046
9/30/02          9,585                                  7,568
                 9,661                                  7,977
                 9,482                                  7,592
                 9,255                                  7,363
                 9,199                                  7,237
                 9,057                                  7,217
4/30/03          8,982                                  7,862
                 9,180                                  8,315
                 9,293                                  8,462
                 9,510                                  8,635
                 9,680                                  8,824
                 9,661                                  8,880
10/31/03        10,085                                  9,409



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS B                    10/31/03
--------------------------------------
  1-Year                       +0.55%
--------------------------------------
  Since Inception (7/31/01)    +1.15%
--------------------------------------


CLASS B (7/31/01-10/31/03)

Date        Templeton Global Long-Short Fund     MSCI World Index 5
7/31/01     $10,000                              $10,000
8/31/01       9,970                                9,522
9/30/01      10,190                                8,684
10/31/01     10,140                                8,851
11/30/01     10,210                                9,376
12/31/01     10,170                                9,436
1/31/02      10,100                                9,152
2/28/02      10,130                                9,074
3/31/02      10,620                                9,477
4/30/02      10,770                                9,158
5/31/02      10,830                                9,180
6/30/02      10,460                                8,625
7/31/02      10,170                                7,899
8/31/02      10,200                                7,915
9/30/02      10,090                                7,046
10/31/02     10,100                                7,568
11/30/02     10,180                                7,977
12/31/02      9,980                                7,592
1/31/03       9,740                                7,363
2/28/03       9,680                                7,237
3/31/03       9,510                                7,217
4/30/03       9,430                                7,862
5/31/03       9,630                                8,315
6/30/03       9,740                                8,462
7/31/03       9,970                                8,635
8/31/03      10,140                                8,824
9/30/03      10,110                                8,880
10/31/03     10,260                                9,409




10 | Past performance does not guarantee future results. | Annual Report

ENDNOTES


THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH THE FUND'S LONG-SHORT INVESTMENT STRATEGY, MARKET CONDITIONS, CURRENCY EXCHANGE RATES AND THE POLITICAL, ECONOMIC AND REGULATORY CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO COVER A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. THE FUND'S PROSPECTUS ALSO CONTAINS A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A:     Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally.


        Annual Report | Past performance does not guarantee future results. | 11

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS


TEMPLETON GLOBAL LONG-SHORT FUND

                                                                                -------------------------------------
                                                                                         YEAR ENDED OCTOBER 31,
                                                                                   2003          2002         2001 C
                                                                                -------------------------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................    $10.17        $10.14       $10.00
                                                                                -------------------------------------

Income from investment operations:

 Net investment income (loss) a .............................................      (.05)         (.02)        (.01)

 Net realized and unrealized gains (losses) .................................       .58           .05          .15
                                                                                -------------------------------------
Total from investment operations ............................................       .53           .03          .14
                                                                                -------------------------------------
Net asset value, end of year ................................................    $10.70        $10.17       $10.14
                                                                                -------------------------------------

Total return b ..............................................................     5.21%          .30%        1.40%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................................   $93,194      $109,790      $32,235

Ratios to average net assets:*

 Expenses ...................................................................     2.87%         2.59%        2.38%d

 Expenses, excluding waiver and payments by affiliate .......................     2.87%         2.83%        5.26%d

 Net investment income (loss) ...............................................    (.50)%        (.21)%       (.45)%d

Portfolio turnover rate .....................................................   175.68%       196.67%       15.76%

Portfolio turnover rate including short sales ...............................   471.22%       572.56%      249.61%

*Ratios to average net assets, excluding dividend expense on securities sold short:

  Expenses ..................................................................     2.46%         2.39%        2.37%d

  Expenses, excluding waiver and payments by affiliate ......................     2.46%         2.63%        5.25%d


a Based on average shares outstanding.
b Total return does not reflect sales commissions and is not annualized for periods less than one year.
c For the period July 31, 2001 (inception date) to October 31, 2001.
d Annualized.




12 |  Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                                                -------------------------------------
                                                                                         YEAR ENDED OCTOBER 31,
                                                                                   2003          2002         2001 C
                                                                                -------------------------------------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................       $10.10        $10.13       $10.00
                                                                                -------------------------------------

Income from investment operations:

 Net investment income (loss) a ..........................................         (.12)         (.09)          --d

 Net realized and unrealized gains (losses) ..............................          .57           .06          .13
                                                                                -------------------------------------
Total from investment operations .........................................          .45          (.03)         .13
                                                                                -------------------------------------
Net asset value, end of year .............................................       $10.55        $10.10       $10.13
                                                                                -------------------------------------

Total return b ...........................................................        4.55%        (.30)%        1.30%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................      $46,270       $50,190      $10,489

Ratios to average net assets:*

 Expenses ................................................................        3.57%         3.25%        2.67% e

 Expenses, excluding waiver and payments by affiliate ....................        3.57%         3.49%        5.55% e

 Net investment income (loss) ............................................      (1.20)%        (.87)%       (.13)% e

Portfolio turnover rate ..................................................      175.68%       196.67%       15.76%

Portfolio turnover rate including short sales ............................      471.22%       572.56%      249.61%

*Ratios to average net assets, excluding dividend expense on securities sold short:

  Expenses ...............................................................        3.16%         3.05%        2.66% e

  Expenses, excluding waiver and payments by affiliate ...................        3.16%         3.29%        5.54% e



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized for periods less than one year.
c For the period July 31, 2001 (inception date) to October 31, 2001.
d Actual net investment loss per share was $.003.
e Annualized.




                         Annual Report | See notes to financial statements. | 13

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003



---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                  INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS 84.3%
   AUSTRALIA 4.4%
   Alumina Ltd. ...................................              Metals & Mining                  343,910     $  1,454,371
   BHP Billiton PLC ...............................              Metals & Mining                  264,940        2,080,486
   John Fairfax Holdings Ltd. .....................                   Media                       574,890        1,476,650
   Qantas Airways Ltd. ............................                 Airlines                      434,000        1,111,684
                                                                                                              -------------
                                                                                                                 6,123,191
                                                                                                              -------------
   BERMUDA 2.9%
   Ace Ltd. .......................................                 Insurance                      37,825        1,361,700
a  XL Capital Ltd., A .............................                 Insurance                      37,850        2,630,575
                                                                                                              -------------
                                                                                                                 3,992,275
                                                                                                              -------------
   CANADA 1.8%
   Barrick Gold Corp. .............................              Metals & Mining                   98,925        1,926,070
b  Celestica Inc. .................................    Electronic Equipment & Instruments          41,690          591,998
                                                                                                              -------------
                                                                                                                 2,518,068
                                                                                                              -------------
   GERMANY 3.4%
   Muenchener Rueckversicherungs-Gesellschaft .....                 Insurance                      17,510        2,088,449
b  Muenchener Rueckversicherungs-gesellschaft,
    rts., 11/12/03 ................................                 Insurance                      17,510          144,726
   Volkswagen AG ..................................                Automobiles                     50,430        2,544,305
                                                                                                              -------------
                                                                                                                 4,777,480
                                                                                                              -------------
   HONG KONG 7.1%
   Bank of East Asia Ltd. .........................                   Banks                       793,040        2,369,204
   Giordano International Ltd. ....................             Specialty Retail                2,768,000        1,247,537
   Hutchison Whampoa Ltd. .........................         Industrial Conglomerates              358,000        2,777,535
   Ishares MSCI Hong Kong Index Fund ..............          Diversified Financials               348,270        3,500,113
                                                                                                              -------------
                                                                                                                 9,894,389
                                                                                                              -------------
   INDIA 1.6%
   Satyam Computers Services Ltd. .................                IT Services                    326,620        2,206,054
                                                                                                              -------------
   ISRAEL 1.4%
b  Check Point Software Technologies Ltd. .........                 Software                      117,526        1,996,767
                                                                                                              -------------
   ITALY 1.5%
   Eni SpA ........................................                 Oil & Gas                     134,398        2,134,194
                                                                                                              -------------
   JAPAN 7.8%
   Denso Corp. ....................................              Auto Components                  177,800        3,372,111
b  Fujitsu Ltd. ...................................          Computers & Peripherals              136,000          852,358
   Hitachi Ltd. ...................................    Electronic Equipment & Instruments         123,000          722,772
   Ishares MSCI Japan Index Fund ..................          Diversified Financials               146,000        1,349,040
   Nintendo Co. Ltd. ..............................                 Software                       13,000        1,003,957
   Nippon Telegraph & Telephone Corp. .............  Diversified Telecommunication Services           427        1,907,100
   Sony Corp. .....................................            Household Durables                  27,700          965,034
   Toshiba Corp. ..................................          Computers & Peripherals              162,000          649,857
                                                                                                              -------------
                                                                                                                10,822,229
                                                                                                              -------------



14 |  Annual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                  INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS (CONT.)
   MEXICO 1.5%
   Telefonos de Mexico SA de CV (TELMEX), L, ADR ..   Diversified Telecommunication Services       66,537     $  2,139,165
                                                                                                              -------------
   NETHERLANDS .8%
b  ASML Holding NV ................................     Semiconductor Equipment & Products         67,350        1,168,928
                                                                                                              -------------
   PORTUGAL 1.7%
   Portugal Telecom SGPS SA .......................   Diversified Telecommunication Services      286,560        2,408,487
                                                                                                              -------------
   SINGAPORE 1.2%
   DBS Group Holdings Ltd. ........................                    Banks                      202,000        1,659,209
                                                                                                              -------------
   SOUTH AFRICA 1.5%
   AngloGold Ltd., ADR ............................               Metals & Mining                  52,381        2,024,002
                                                                                                              -------------
   SOUTH KOREA 9.7%
   Dae Duck Electronics Co. Ltd. ..................     Electronic Equipment & Instruments        132,110        1,216,729
   Halla Climate Control Co. Ltd. .................            Electrical Equipment                17,180        1,220,818
   Kookmin Bank ...................................                    Banks                       34,380        1,254,935
   KT Corp., ADR ..................................   Diversified Telecommunication Services       71,834        1,415,848
   Koram Bank .....................................                    Banks                      107,330        1,233,366
   POSCO ..........................................               Metals & Mining                  20,050        2,337,896
   Samsung Electronics Co. Ltd. ...................     Semiconductor Equipment & Products          7,570        3,006,253
   SK Telecom Co. Ltd. ............................     Wireless Telecommunication Services        10,490        1,852,480
                                                                                                              -------------
                                                                                                                13,538,325
                                                                                                              -------------
   SPAIN 1.9%
   Iberdrola SA, Br. ..............................             Electric Utilities                161,542        2,694,808
                                                                                                              -------------
   SWITZERLAND 3.6%
   Nestle SA ......................................                Food Products                    9,620        2,118,006
   UBS AG .........................................                    Banks                       46,386        2,848,431
                                                                                                              -------------
                                                                                                                 4,966,437
                                                                                                              -------------
   TAIWAN .9%
   Chunghwa Telecom Co Ltd, ADR ...................   Diversified Telecommunication Services       77,100        1,193,508
                                                                                                              -------------
   UNITED KINGDOM 9.8%
   Avis Europe PLC ................................                 Road & Rail                 1,203,054        2,266,100
   BP PLC .........................................                  Oil & Gas                    307,216        2,132,250
   Brambles Industries PLC ........................       Commercial Services & Supplies          715,220        2,166,451
   Smiths Group PLC ...............................          Industrial Conglomerates             279,410        3,326,140
   Standard Chartered PLC .........................                    Banks                       83,489        1,335,308
   Weir Group PLC .................................                  Machinery                    519,990        2,470,722
                                                                                                              -------------
                                                                                                                13,696,971
                                                                                                              -------------
   UNITED STATES 19.8%
a,b Beazer Homes USA Inc. .........................             Household Durables                 14,675        1,460,162
a,b BMC Software Inc. .............................                  Software                     125,828        2,186,891
a  Bristol-Myers Squibb Co. .......................               Pharmaceuticals                  77,610        1,968,966
a  Dow Chemical Co. ...............................                  Chemicals                     58,660        2,210,895
a  Eastman Chemical Co. ...........................                  Chemicals                     64,180        2,083,283
   Electronic Data Systems Corp. ..................                 IT Services                    46,740        1,002,573




                                                              Annual Report | 15

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                  INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS (CONT.)
   UNITED STATES (CONT.)
a,b Gartner Inc., A ...............................                 IT Services                   139,210     $  1,774,928
a  Hubbell Inc., B ................................            Electrical Equipment                58,690        2,514,280
a  JP Morgan Chase & Co. ..........................           Diversified Financials               51,620        1,853,158
   Mattel Inc. ....................................        Leisure Equipment & Products            35,420          685,731
a  Merrill Lynch & Co. Inc. .......................           Diversified Financials               25,510        1,510,192
a  R.R. Donnelley & Sons Co. ......................       Commercial Services & Supplies           81,240        2,112,240
   Target Corp. ...................................              Multiline Retail                  34,927        1,387,999
   Temple-Inland Inc. .............................           Containers & Packaging               20,660        1,116,260
a  Willis Group Holdings Ltd. .....................                  Insurance                     71,020        2,364,966
   W.R. Berkley Corp. .............................                  Insurance                     41,215        1,413,262
                                                                                                              -------------
                                                                                                                27,645,786
                                                                                                              -------------
   TOTAL COMMON STOCKS AND RIGHTS
    (COST $100,463,612) ...........................                                                            117,600,273
                                                                                                              -------------

                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------
   SHORT TERM INVESTMENTS (COST $9,976,750) 7.2%
   UNITED STATES
   U.S. Treasury Bill, .932%, 1/29/04 .............              Government Bonds            $ 10,000,000        9,977,690
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $110,440,362) 91.5% ....                                                            127,577,963
   SECURITIES SOLD SHORT (15.4)% ..................                                                            (21,520,232)
   OTHER ASSETS, LESS LIABILITIES 23.9% ...........                                                             33,406,233
                                                                                                              -------------
   NET ASSETS 100.0% ..............................                                                           $139,463,964
                                                                                                              -------------


                                                                                           ----------------
                                                                                                SHARES
                                                                                           ----------------
c  SECURITIES SOLD SHORT

   ISSUER

   GERMANY 1.5%
   Deutsche Lufthansa AG ..........................                  Airlines                      49,680          773,886
   Infineon Technologies AG .......................              Multiline Retail                  90,320        1,333,454
                                                                                                              -------------
                                                                                                                 2,107,340
                                                                                                              -------------
   SOUTH AFRICA 1.5%
   SABMiller PLC ..................................                  Beverages                    254,310        2,148,056
                                                                                                              -------------
   SWEDEN 0.5%
   Hennes & Mauritz AB, B .........................              Specialty Retail                  30,290          642,622
                                                                                                              -------------
   UNITED KINGDOM 0.5%
   Northern Rock PLC ..............................           Diversified Financials               62,360          749,751
                                                                                                              -------------




16 |  Annual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                  INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   SECURITIES SOLD SHORT (CONT.)
   UNITED STATES 11.4%
   Brocade Communications Systems Inc. ............          Communications Equipment             167,700      $ 1,098,435
   Dillards Inc., A ...............................              Multiline Retail                  89,910        1,453,845
   Juniper Networks Inc. ..........................          Communications Equipment              38,360          690,096
   Nasdaq 100 .....................................           Diversified Financials              122,680        4,315,882
   Sanmina-Sci Corp. ..............................     Electronic Equipment & Instruments         71,730          756,752
   S&P 500 Depository Receipt .....................           Diversified Financials               20,130        2,120,293
   Tiffany & Co. ..................................              Specialty Retail                  17,010          807,125
   Toll Brothers Inc. .............................             Household Durables                 58,160        2,142,614
   Visteon Corp. ..................................               Auto Components                 157,480        1,017,321
   Walgreen Co. ...................................          Food & Staples Retailing              42,220        1,470,100
                                                                                                              -------------
                                                                                                                15,872,463
                                                                                                              -------------
   TOTAL SECURITIES SOLD SHORT (PROCEEDS $19,121,059)                                                         $ 21,520,232
                                                                                                              -------------




a See Note 1(e) regarding securities segregated with broker for securities sold short.
b Non-income producing.
c See Note 1(e) regarding securities sold short.


                         Annual Report | See notes to financial statements. | 17

Franklin Templeton International Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003


                                                                                                         ------------------
                                                                                                          TEMPLETON GLOBAL
                                                                                                          LONG-SHORT FUND
                                                                                                         ------------------
Assets:
 Investments in securities:
  Cost ...............................................................................................        $110,440,362
                                                                                                         ------------------
  Value ..............................................................................................         127,577,963
 Cash ................................................................................................           5,758,629
 Receivables:
  Investment securities sold .........................................................................           1,348,042
  Capital shares sold ................................................................................             560,906
  Dividends and interest .............................................................................             227,288
 Deposits with broker for securities sold short ......................................................          27,344,939
                                                                                                         ------------------
      Total assets ...................................................................................         162,817,767
                                                                                                         ------------------
Liabilities:
 Payables:
  Investment securities purchased ....................................................................           1,173,262
  Capital shares redeemed ............................................................................             371,308
  Affiliates .........................................................................................             231,011
 Securities sold short, at value (proceeds $19,121,059) ..............................................          21,520,232
 Deferred tax liability (Note 1h) ....................................................................                 479
 Other liabilities ...................................................................................              57,511
                                                                                                         ------------------
      Total liabilities ..............................................................................          23,353,803
                                                                                                         ------------------
Net assets, at value .................................................................................        $139,463,964
                                                                                                         ------------------
Net assets consist of:
 Undistributed net investment income .................................................................        $     (3,534)
 Net unrealized appreciation (depreciation) ..........................................................          14,742,479
 Accumulated net realized gain (loss) ................................................................          (9,644,531)
 Capital shares ......................................................................................         134,369,550
                                                                                                         ------------------
Net assets, at value .................................................................................        $139,463,964
                                                                                                         ------------------
CLASS A:
 Net assets, at value ................................................................................        $ 93,194,302
                                                                                                         ------------------
 Shares outstanding ..................................................................................           8,708,882
                                                                                                         ------------------
 Net asset value per share a .........................................................................              $10.70
                                                                                                         ------------------
 Maximum offering price per share (Net asset value per share  (DIVIDE) 94.25%) .......................              $11.35
                                                                                                         ------------------
CLASS B:
 Net assets, at value ................................................................................        $ 46,269,662
                                                                                                         ------------------
 Shares outstanding ..................................................................................           4,383,855
                                                                                                         ------------------
 Net asset value and maximum offering price per share a ..............................................              $10.55
                                                                                                         ------------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




18 | See notes to financial statements. | Annual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2003


                                                                                              ------------------
                                                                                               TEMPLETON GLOBAL
                                                                                               LONG-SHORT FUND
                                                                                              ------------------
Investment income:
 (net of foreign taxes of $235,085)
 Dividends ..................................................................................       $ 2,622,858
 Interest ...................................................................................           757,151
                                                                                                   -------------
      Total investment income ...............................................................         3,380,009
                                                                                                   -------------
Expenses:
 Management fees (Note 3) ...................................................................         2,493,635
 Administrative fees (Note 3) ...............................................................           286,026
 Distribution fees (Note 3)
  Class A ...................................................................................           283,039
  Class B ...................................................................................           461,809
 Transfer agent fees (Note 3) ...............................................................           183,700
 Custodian fees .............................................................................            24,300
 Reports to shareholders ....................................................................            49,300
 Registration and filing fees ...............................................................            20,900
 Professional fees ..........................................................................            33,200
 Trustees' fees and expenses ................................................................             5,000
 Dividends on securities sold short .........................................................           586,485
 Other ......................................................................................             3,300
                                                                                                   -------------
      Total expenses ........................................................................         4,430,694
                                                                                                   -------------
           Net investment income (loss) .....................................................        (1,050,685)
                                                                                                   -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................................         7,172,458
  Securities sold short (Note 1e) ...........................................................       (11,632,170)
  Foreign currency transactions .............................................................          (293,651)
                                                                                                   -------------
      Net realized gain (loss) ..............................................................        (4,753,363)
 Net unrealized appreciation (depreciation) on:
  Investments ...............................................................................        11,729,544
  Translation of assets and liabilities denominated in foreign currencies ...................           (26,835)
  Deferred taxes (Note 1h) ..................................................................              (479)
                                                                                                   -------------
      Net unrealized appreciation (depreciation) ............................................        11,702,230
                                                                                                   -------------
Net realized and unrealized gain (loss) .....................................................         6,948,867
                                                                                                   -------------
Net increase (decrease) in net assets resulting from operations .............................       $ 5,898,182
                                                                                                   -------------




                         Annual Report | See notes to financial statements. | 19

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended October 31, 2003 and 2002


                                                                        --------------------------------
                                                                        TEMPLETON GLOBAL LONG-SHORT FUND
                                                                        --------------------------------
                                                                             2003              2002
                                                                        --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ......................................    $ (1,050,685)     $   (447,914)
  Net realized gain (loss) from investments,
securities sold short, and foreign
 currency transactions ..............................................      (4,753,363)       (5,399,467)
  Net unrealized appreciation (depreciation) on
  investments, translation of assets and
   liabilities denominated in foreign currencies,
   and deferred taxes ...............................................      11,702,230         3,037,253
                                                                         -------------------------------
      Net increase (decrease) in net assets
      resulting from operations .....................................       5,898,182        (2,810,128)
 Capital share transactions (Note 2):
  Class A ...........................................................     (20,656,773)       79,334,391
  Class B ...........................................................      (5,757,977)       40,732,428
                                                                         -------------------------------
Total capital share transactions ....................................     (26,414,750)      120,066,819
      Net increase (decrease) in net assets .........................     (20,516,568)      117,256,691
Net assets:
 Beginning of year ..................................................     159,980,532        42,723,841
                                                                         -------------------------------
 End of year ........................................................    $139,463,964      $159,980,532
                                                                         -------------------------------
Undistributed net investment income included in net assets:
 End of year ........................................................    $     (3,534)     $     (4,819)
                                                                         -------------------------------




20 | See notes to financial statements. | Annual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS


TEMPLETON GLOBAL LONG-SHORT FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Long-Short Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks capital appreciation in up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.






                                                              Annual Report | 21

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. A gain, limited to the price at which the Fund sold the security short or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.





22 |  Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income, dividends declared on securities sold short, and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to the Fund on a specific identification basis.

H. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.
Actual results could differ from those estimates.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
However, based on experience, the Fund expects the risk of loss to be remote.









                                                              Annual Report | 23

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Class B. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                    ---------------------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                                 2003                                         2002
                                    ---------------------------------------------------------------------------------
                                      SHARES                  AMOUNT               SHARES                 AMOUNT
                                    ---------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................    3,128,010             $ 31,123,876           10,357,789            $107,355,343
 Shares redeemed ................   (5,217,730)             (51,780,649)          (2,739,229)            (28,020,952)
                                    ---------------------------------------------------------------------------------
 Net increase (decrease) ........   (2,089,720)            $(20,656,773)           7,618,560            $ 79,334,391
                                    ---------------------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ....................      670,058             $  6,554,730            4,347,087            $ 44,958,919
 Shares redeemed ................   (1,256,200)             (12,312,707)            (412,076)             (4,226,491)
                                    ---------------------------------------------------------------------------------
 Net increase (decrease) ........     (586,142)            $ (5,757,977)           3,935,011            $ 40,732,428
                                    ---------------------------------------------------------------------------------



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee based on the annual rate of 1.50% (the "Base Fee") of average daily net assets. The Base Fee will be adjusted, on a monthly basis either (i) upward at the rate of 0.01% for each 0.05% that the investment performance of the Fund exceeds the sum of 2.00% plus the investment record of the Morgan Stanley Capital International World Index (the "Index") for the past 12 months, or (ii) downward at the rate of 0.01% for each 0.05% that the record of the Index less 2.00% exceeds the investment performance of the Fund for the past 12 months. Therefore the maximum annual fee payable to Advisers will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%. For the period, the total annualized management fee rate, including the performance adjustment, was 1.74% of average daily net assets.

The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.







24 |  Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under a subadvisory agreement, Templeton Global Advisers, Ltd. (TGAL), provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35% and 1.00% per year of the average daily net assets of Class A and Class B shares, respectively.

Distributors paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $222,598 and $210,870, respectively.

The Fund paid transfer agent fees of $183,700, of which $113,274 was paid to Investor Services.

4. INCOME TAXES

At October 31, 2003, the cost of investments and securities sold short and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................  $91,446,272
                                                             ------------
Unrealized appreciation ...................................   17,820,118
Unrealized depreciation ...................................   (3,208,659)
                                                             ------------
Net unrealized appreciation (depreciation) ................  $14,611,459
                                                             ------------

Net investment loss differs for financial statement and tax purposes primarily due to differing treatments of amortization of organization costs and certain dividend payments on short sales.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales and certain dividend payments on short sales.

At October 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains as follows:

Capital loss carryovers expiring in:
  2009 ....................................................   $    2,252
  2010 ....................................................    4,269,614
  2011 ....................................................    5,245,696
                                                             ------------
                                                              $9,517,562
                                                             ------------


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short(excluding short-term securities) for the period ended October 31, 2003 aggregated $304,435,675 and $257,669,802, respectively.



                                                              Annual Report | 25

Franklin Templeton International Trust

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL LONG-SHORT FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Long-Short Fund (hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 3, 2003





26 |  Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82)     Trustee        Since 1991       115                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)         Trustee        Since 1991       142                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                     company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)      Trustee        Since 1991       143                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)         Trustee        Since 1998       92                         Director, Amerada Hess Corporation
One Franklin Parkway                                                                     (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                 gas); Beverly Enterprises, Inc. (health
                                                                                         care); H.J. Heinz Company (processed
                                                                                         foods and allied products); RTI
                                                                                         Inter-national Metals, Inc. (manufacture
                                                                                         and distribution of titanium); and
                                                                                         Canadian National Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T.  LAHAYE (74)       Trustee        Since 1991       115                        Director, The California Center for
One Franklin Parkway                                                                     Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------




                                                              Annual Report | 27

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)        Trustee        Since 1992       142                        Director, White Mountains Insurance
One Franklin Parkway                                                                     Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                 Biosciences Corporation; MedImmune, Inc.
                                                                                         (biotechnology); Overstock.com (Internet
                                                                                         services); and Spacehab, Inc. (aerospace
                                                                                         services); and FORMERLY, Director, MCI
                                                                                         Communication Corporation (subsequently
                                                                                         known as MCI WorldCom, Inc. and
                                                                                         WorldCom, Inc.) (communications
                                                                                         services) (1988-2002).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------





INTERESTED BOARD MEMBERS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

**HARMON E. BURNS (58)        Trustee and    Since 1993       38                         None
One Franklin Parkway          Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)     Trustee and    Trustee since    142                        None
One Franklin Parkway          Chairman of    1991 and
San Mateo, CA 94403-1906      the Board      Chairman of the
                                             Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



28 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63) Trustee,       Trustee since    125                        None
One Franklin Parkway          President and  1991, President
San Mateo, CA 94403-1906      Chief          since 1993 and
                              Executive      Chief Executive
                              Officer-       Officer-Investment
                              Investment     Management
                              Management     since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)       Vice President Since 1995       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
500 East Broward Blvd.        President and
Suite 2100                    Chief
Fort Lauderdale, FL           Executive
33394-3091                    Officer-
                              Finance and
                              Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 29

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)         Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)        Vice President Since 2002       Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue              - AML                                                      Chemicals, Inc. and Lingnan
Rockefeller Center            Compliance                                                 Foundation.
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
One Franklin Parkway          Chief          2000
San Mateo, CA 94403-1906      Financial      and Chief
                              Officer        Financial Officer
                                             since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------



30 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
One Franklin Parkway          and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 31

Franklin Templeton International Trust

PROXY VOTING POLICIES AND PROCEDURES


TEMPLETON GLOBAL LONG-SHORT FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





32 |  Annual Report

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6,7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6,7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6,7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/03                                              Not part of the annual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]    One Franklin Parkway
       INVESTMENTS          San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL
LONG-SHORT FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN [R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Long-Short Fund prospectus, which contains more complete information, including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


467 A2003 12/03









ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    December 31, 2003